Schedule of Investments (unaudited)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
AAR Corp.(a)	9,422	$394,216
Aerojet Rocketdyne Holdings Inc.(a)	19,975	810,985
Aerovironment Inc.(a)(b)	5,888	483,994
AerSale Corp.(a)	7,459	108,230
Archer Aviation Inc., Class A(a)(b)	41,202	126,902
Astra Space Inc.(a)(b)	66,792	86,830
Axon Enterprise Inc.(a)	18,517	1,725,229
Boeing Co. (The)(a)	145,066	19,833,424
BWX Technologies Inc.	25,309	1,394,273
Cadre Holdings Inc.	6,734	132,458
Curtiss-Wright Corp.	10,085	1,331,825
Ducommun Inc.(a)(b)	2,624	112,937
General Dynamics Corp.	65,025	14,386,781
HEICO Corp.(b)	11,945	1,566,228
HEICO Corp., Class A	20,769	2,188,637
Hexcel Corp.	21,639	1,131,936
Howmet Aerospace Inc.	100,942	3,174,626
Huntington Ingalls Industries Inc.	10,332	2,250,516
Kaman Corp.	7,834	244,812
Kratos Defense & Security Solutions Inc.(a)	33,621	466,659
L3Harris Technologies Inc.	50,601	12,230,262
Lockheed Martin Corp.	62,667	26,944,303
Maxar Technologies Inc.(b)	18,095	472,099
Mercury Systems Inc.(a)	15,532	999,174
Moog Inc., Class A	7,806	619,718
National Presto Industries Inc.	1,613	105,877
Northrop Grumman Corp.	38,650	18,496,730
Park Aerospace Corp.	8,254	105,321
Parsons Corp.(a)	8,165	330,029
Raytheon Technologies Corp.	392,680	37,740,475
Rocket Lab USA Inc.(a)(b)	61,888	234,556
Spirit AeroSystems Holdings Inc., Class A	28,333	830,157
Textron Inc.	56,894	3,474,517
TransDigm Group Inc.(a)	13,949	7,486,010
Triumph Group Inc.(a)	16,008	212,746
Vectrus Inc.(a)	2,554	85,457
Virgin Galactic Holdings Inc.(a)(b)	66,811	402,202
Woodward Inc.(b)	16,542	1,529,970
		164,251,101
Air Freight & Logistics — 0.6%
Air Transport Services Group Inc.(a)	15,914	457,209
Atlas Air Worldwide Holdings Inc.(a)	7,982	492,569
CH Robinson Worldwide Inc.	32,903	3,335,377
Expeditors International of Washington Inc.	43,826	4,271,282
FedEx Corp.	63,371	14,366,839
Forward Air Corp.	7,365	677,285
GXO Logistics Inc.(a)	28,246	1,222,205
Hub Group Inc., Class A(a)	9,223	654,280
United Parcel Service Inc., Class B	194,115	35,433,752
		60,910,798
Airlines — 0.2%
Alaska Air Group Inc.(a)	32,782	1,312,919
Allegiant Travel Co.(a)	3,687	416,963
American Airlines Group Inc.(a)(b)	167,523	2,124,192
Blade Air Mobility Inc.(a)	19,325	86,190
Copa Holdings SA, Class A, NVS(a)(b)	8,199	519,571
Delta Air Lines Inc.(a)	168,638	4,885,443
Frontier Group Holdings Inc.(a)(b)	9,866	92,444
Security	Shares	Value

Airlines (continued)
Hawaiian Holdings Inc.(a)	14,291	$204,504
JetBlue Airways Corp.(a)	82,831	693,295
Joby Aviation Inc., Class A(a)(b)	70,163	344,500
SkyWest Inc.(a)	14,087	299,349
Southwest Airlines Co.(a)	156,579	5,655,633
Spirit Airlines Inc.(a)(b)	26,739	637,458
Sun Country Airlines Holdings Inc.(a)(b)	6,799	124,694
United Airlines Holdings Inc.(a)(b)	86,791	3,074,137
Wheels Up Experience Inc.(a)(b)	63,947	124,697
		20,595,989
Auto Components — 0.2%
Adient PLC(a)	24,966	739,743
American Axle & Manufacturing Holdings Inc.(a)	30,282	228,024
Aptiv PLC(a)	71,772	6,392,732
BorgWarner Inc.	62,680	2,091,632
Dana Inc.	34,258	482,010
Dorman Products Inc.(a)	7,447	817,010
Fox Factory Holding Corp.(a)	11,279	908,411
Gentex Corp.	63,030	1,762,949
Gentherm Inc.(a)	8,501	530,547
Goodyear Tire & Rubber Co. (The)(a)	75,597	809,644
Holley Inc.(a)(b)	12,966	136,143
LCI Industries	6,989	781,929
Lear Corp.	16,008	2,015,247
Luminar Technologies Inc.(a)(b)	66,451	394,054
Modine Manufacturing Co.(a)	11,797	124,222
Patrick Industries Inc.	5,922	306,997
QuantumScape Corp.(a)(b)	64,630	555,172
Solid Power Inc.(a)	17,001	91,465
Standard Motor Products Inc.	5,113	230,034
Stoneridge Inc.(a)(b)	6,868	117,786
Tenneco Inc., Class A(a)	21,788	373,882
Visteon Corp.(a)	7,719	799,534
XPEL Inc.(a)	6,669	306,307
		20,995,474
Automobiles — 1.8%
Canoo Inc.(a)(b)	21,969	40,643
Cenntro Electric Group Ltd.(a)	69,941	105,611
Faraday Future Intelligent Electric Inc., Class E(a)(b)	40,529	105,375
Fisker Inc.(a)(b)	41,328	354,181
Ford Motor Co.	1,038,362	11,556,969
General Motors Co.(a)	381,776	12,125,206
Harley-Davidson Inc.	35,802	1,133,491
Lordstown Motors Corp., Class A(a)(b)	30,183	47,689
Lucid Group Inc.(a)(b)	140,787	2,415,905
Rivian Automotive Inc., Class A(a)(b)	48,011	1,235,803
Tesla Inc.(a)	223,895	150,775,371
Thor Industries Inc.	14,594	1,090,610
Winnebago Industries Inc.(b)	7,862	381,779
Workhorse Group Inc.(a)(b)	32,776	85,217
		181,453,850
Banks — 4.0%
1st Source Corp.	4,059	184,279
Allegiance Bancshares Inc.(b)	6,107	230,600
Amalgamated Financial Corp.	5,093	100,740
Amerant Bancorp Inc.	7,791	219,083
American National Bankshares Inc.	3,358	116,220
Ameris Bancorp.	16,322	655,818
Arrow Financial Corp.	4,724	150,270

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Associated Banc-Corp.	39,720	$725,287
Atlantic Union Bankshares Corp.	19,279	653,944
Banc of California Inc.	14,370	253,199
BancFirst Corp.	4,759	455,484
Bancorp. Inc. (The)(a)	12,700	247,904
Bank First Corp.	1,650	125,086
Bank of America Corp.	1,854,474	57,729,776
Bank of Hawaii Corp.	10,809	804,190
Bank of Marin Bancorp., Class A	4,523	143,741
Bank of NT Butterfield & Son Ltd. (The)	14,109	440,060
Bank OZK	32,366	1,214,696
BankUnited Inc.	21,595	768,134
Banner Corp.	9,732	547,036
Bar Harbor Bankshares	4,831	124,930
Baycom Corp.	9,135	188,912
Berkshire Hills Bancorp. Inc.	12,218	302,640
BOK Financial Corp.	7,830	591,791
Brookline Bancorp. Inc.	17,954	238,968
Business First Bancshares Inc.	6,570	140,007
Byline Bancorp Inc.	7,390	175,882
Cadence Bank	38,189	896,678
Cambridge Bancorp.	1,684	139,267
Camden National Corp.	3,738	164,659
Capital City Bank Group Inc.	4,585	127,876
Capstar Financial Holdings Inc.	5,930	116,347
Carter Bankshares Inc.(a)	8,347	110,180
Cathay General Bancorp.	20,770	813,145
CBTX Inc.	5,013	133,296
Central Pacific Financial Corp.	8,258	177,134
Citigroup Inc.	519,701	23,901,049
Citizens & Northern Corp.	5,835	141,032
Citizens Financial Group Inc.	129,116	4,608,150
City Holding Co.	4,234	338,212
Civista Bancshares Inc.	6,059	128,814
CNB Financial Corp./PA	5,091	123,151
Coastal Financial Corp./WA(a)(b)	2,809	107,079
Colony Bankcorp Inc.	12,017	181,337
Columbia Banking System Inc.	19,525	559,391
Comerica Inc.	34,112	2,503,139
Commerce Bancshares Inc.	29,536	1,939,038
Community Bank System Inc.	14,122	893,640
Community Trust Bancorp. Inc.	3,864	156,260
ConnectOne Bancorp. Inc.	10,481	256,260
CrossFirst Bankshares Inc.(a)	12,914	170,465
Cullen/Frost Bankers Inc.	15,166	1,766,081
Customers Bancorp. Inc.(a)	7,353	249,267
CVB Financial Corp.	34,654	859,766
Dime Community Bancshares Inc.	9,610	284,936
Eagle Bancorp. Inc.	9,569	453,666
East West Bancorp. Inc.	37,464	2,427,667
Eastern Bankshares Inc.	44,678	824,756
Enterprise Bancorp. Inc./MA	4,094	131,786
Enterprise Financial Services Corp.	9,400	390,100
Equity Bancshares Inc., Class A	3,986	116,232
Farmers & Merchants Bancorp. Inc./Archbold OH	3,662	121,542
Farmers National Banc Corp.	10,870	163,050
FB Financial Corp.	7,663	300,543
Fifth Third Bancorp.	181,653	6,103,541
Financial Institutions Inc.	4,646	120,889
First Bancorp. Inc. (The)	3,805	114,645
Security	Shares	Value

Banks (continued)
First BanCorp./Puerto Rico.	52,297	$675,154
First Bancorp./Southern Pines NC	8,695	303,455
First Bancshares Inc. (The)	5,062	144,773
First Busey Corp.	14,048	320,997
First Citizens BancShares Inc./NC, Class A	3,216	2,102,556
First Commonwealth Financial Corp.	23,135	310,472
First Community Bankshares Inc.	4,429	130,257
First Financial Bancorp.	24,566	476,580
First Financial Bankshares Inc.	34,630	1,359,920
First Financial Corp./IN	2,810	125,045
First Foundation Inc.	11,662	238,838
First Hawaiian Inc.	35,554	807,431
First Horizon Corp.	137,541	3,006,646
First Internet Bancorp.	2,858	105,232
First Interstate BancSystem Inc., Class A	23,792	906,713
First Merchants Corp.	14,389	512,536
First Mid Bancshares Inc.	3,372	120,279
First of Long Island Corp. (The)	6,637	116,347
First Republic Bank/CA	47,135	6,796,867
Five Star Bancorp.	3,939	104,068
Flushing Financial Corp.	7,603	161,640
FNB Corp.	86,476	939,129
Fulton Financial Corp.	45,816	662,041
German American Bancorp. Inc.	6,524	222,990
Glacier Bancorp. Inc.	28,593	1,355,880
Great Southern Bancorp. Inc.	2,594	151,905
Guaranty Bancshares Inc./TX	3,139	113,789
Hancock Whitney Corp.	23,728	1,051,862
Hanmi Financial Corp.	8,508	190,920
HarborOne Bancorp Inc.	17,146	236,443
Heartland Financial USA Inc.	9,682	402,190
Heritage Commerce Corp.	16,604	177,497
Heritage Financial Corp./WA	9,192	231,271
Hilltop Holdings Inc.	17,702	471,935
Home BancShares Inc./AR	52,712	1,094,828
HomeStreet Inc.	4,842	167,872
HomeTrust Bancshares Inc.	5,460	136,500
Hope Bancorp Inc.	29,353	406,246
Horizon Bancorp Inc./IN	10,606	184,757
Huntington Bancshares Inc./OH	378,733	4,556,158
Independent Bank Corp.	12,627	1,002,963
Independent Bank Corp./MI	5,584	107,660
Independent Bank Group Inc.	9,251	628,235
International Bancshares Corp.	14,722	590,058
John Marshall Bancorp Inc.	5,929	133,640
JPMorgan Chase & Co.	770,169	86,728,731
KeyCorp.	245,557	4,230,947
Lakeland Bancorp. Inc.	17,744	259,417
Lakeland Financial Corp.	6,035	400,845
Live Oak Bancshares Inc.	8,509	288,370
M&T Bank Corp.	46,670	7,438,731
Mercantile Bank Corp.	4,785	152,881
Meta Financial Group Inc.	7,953	307,543
Metrocity Bankshares Inc.	7,613	154,620
Metropolitan Bank Holding Corp.(a)	2,475	171,814
Mid Penn Bancorp. Inc.	5,627	151,760
Midland States Bancorp. Inc.	6,273	150,803
MidWestOne Financial Group Inc.	6,101	181,322
National Bank Holdings Corp., Class A	7,742	296,286
NBT Bancorp.Inc.	11,816	444,163

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Nicolet Bankshares Inc.(a)(b)	3,283	$237,492
Northwest Bancshares Inc.	35,751	457,613
OceanFirst Financial Corp.	15,247	291,675
OFG Bancorp.	11,598	294,589
Old National Bancorp./IN	77,276	1,142,912
Old Second Bancorp. Inc.(b)	11,989	160,413
Origin Bancorp Inc.(b)	7,053	273,656
Orrstown Financial Services Inc.	6,405	154,809
Pacific Premier Bancorp. Inc.	22,786	666,263
PacWest Bancorp.	29,688	791,482
Park National Corp.	3,580	434,075
Peapack Gladstone Financial Corp.	4,873	144,728
Peoples Bancorp. Inc./OH	5,494	146,140
Peoples Financial Services Corp.	3,256	181,815
Pinnacle Financial Partners Inc.	20,363	1,472,449
PNC Financial Services Group Inc. (The)	108,700	17,149,599
Popular Inc.	20,397	1,569,141
Preferred Bank/Los Angeles CA	2,634	179,165
Premier Financial Corp.	8,982	227,694
Primis Financial Corp.	9,774	133,220
Prosperity Bancshares Inc.	22,821	1,557,990
QCR Holdings Inc.	5,083	274,431
Regions Financial Corp.	248,609	4,661,419
Renasant Corp.	16,064	462,804
Republic Bancorp. Inc./KY, Class A	3,151	152,036
S&T Bancorp. Inc.	8,969	246,020
Sandy Spring Bancorp. Inc.	11,037	431,216
Seacoast Banking Corp. of Florida	13,132	433,881
ServisFirst Bancshares Inc.	13,501	1,065,499
Shore Bancshares Inc.	6,835	126,447
Sierra Bancorp.	4,774	103,739
Signature Bank/New York NY	16,319	2,924,528
Silvergate Capital Corp., Class A(a)(b)	8,985	480,967
Simmons First National Corp., Class A	34,010	723,053
SmartFinancial Inc.	6,458	156,025
South Plains Financial Inc.	3,800	91,732
Southern First Bancshares Inc.(a)(b)	2,343	102,131
Southside Bancshares Inc.	9,146	342,243
SouthState Corp.	20,858	1,609,195
Stock Yards Bancorp. Inc.	6,072	363,227
Summit Financial Group Inc.	4,439	123,315
SVB Financial Group(a)	15,496	6,120,765
Synovus Financial Corp.	37,725	1,359,986
Texas Capital Bancshares Inc.(a)	13,103	689,742
Third Coast Bancshares Inc.(a)	7,878	172,528
Tompkins Financial Corp.	3,574	257,685
Towne Bank/Portsmouth VA	17,074	463,559
TriCo Bancshares	7,319	334,039
Triumph Bancorp. Inc.(a)(b)	6,096	381,366
Truist Financial Corp.	351,351	16,664,578
Trustmark Corp.	16,710	487,765
U.S. Bancorp.	353,966	16,289,515
UMB Financial Corp.	11,248	968,453
Umpqua Holdings Corp.	59,422	996,507
United Bankshares Inc./WV	34,636	1,214,685
United Community Banks Inc./GA	25,931	782,857
Univest Financial Corp.	7,225	183,804
Valley National Bancorp.	103,429	1,076,696
Veritex Holdings Inc.	12,013	351,500
Washington Federal Inc.	16,842	505,597
Security	Shares	Value

Banks (continued)
Washington Trust Bancorp. Inc.	3,608	$174,519
Webster Financial Corp.	46,897	1,976,709
Wells Fargo & Co.	1,002,060	39,250,690
WesBanco Inc.	16,996	538,943
West Bancorp. Inc.	5,760	140,198
Westamerica Bancorp.	7,741	430,864
Western Alliance Bancorp.	27,902	1,969,881
Wintrust Financial Corp.	15,416	1,235,592
Zions Bancorp. NA	39,769	2,024,242
		395,627,644
Beverages — 1.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,398	726,522
Brown-Forman Corp., Class A	12,005	812,018
Brown-Forman Corp., Class B, NVS	49,120	3,446,259
Celsius Holdings Inc.(a)	14,154	923,690
Coca-Cola Co. (The)	1,030,953	64,857,253
Coca-Cola Consolidated Inc.	1,140	642,846
Constellation Brands Inc., Class A	40,900	9,532,154
Duckhorn Portfolio Inc. (The)(a)(b)	7,008	147,589
Keurig Dr Pepper Inc.	226,764	8,025,178
MGP Ingredients Inc.	3,887	389,050
Molson Coors Beverage Co., Class B	46,622	2,541,365
Monster Beverage Corp.(a)	98,566	9,137,068
National Beverage Corp.	6,759	330,786
PepsiCo Inc.	365,020	60,834,233
Primo Water Corp.	45,047	602,729
Vintage Wine Estates Inc.(a)(b)	10,844	85,234
Vita Coco Co. Inc. (The)(a)(b)	10,824	105,967
		163,139,941
Biotechnology — 2.6%
2seventy bio Inc.(a)	5,794	76,481
4D Molecular Therapeutics Inc.(a)	5,507	38,439
AbbVie Inc.	466,869	71,505,656
ACADIA Pharmaceuticals Inc.(a)	30,390	428,195
Adagio Therapeutics Inc.(a)	5,552	18,211
Adicet Bio Inc.(a)	8,544	124,742
ADMA Biologics Inc.(a)	74,060	146,639
Affimed NV(a)(b)	27,588	76,419
Agenus Inc.(a)	45,677	88,613
Agios Pharmaceuticals Inc.(a)	16,338	362,213
Alector Inc.(a)(b)	16,238	164,978
Alkermes PLC(a)	42,681	1,271,467
Allogene Therapeutics Inc.(a)(b)	24,983	284,806
Alnylam Pharmaceuticals Inc.(a)(b)	31,617	4,611,339
ALX Oncology Holdings Inc.(a)(b)	4,703	38,047
Amgen Inc.	141,255	34,367,341
Amicus Therapeutics Inc.(a)	70,730	759,640
AnaptysBio Inc.(a)(b)	7,298	148,149
Anavex Life Sciences Corp.(a)(b)	19,366	193,854
Apellis Pharmaceuticals Inc.(a)(b)	24,695	1,116,708
Arbutus Biopharma Corp.(a)	27,808	75,360
Arcturus Therapeutics Holdings Inc.(a)	5,954	93,716
Arcus Biosciences Inc.(a)(b)	12,129	307,349
Arcutis Biotherapeutics Inc.(a)(b)	11,516	245,406
Arrowhead Pharmaceuticals Inc.(a)	27,084	953,628
Atara Biotherapeutics Inc.(a)(b)	21,793	169,767
Aura Biosciences Inc.(a)	8,740	123,846
Aurinia Pharmaceuticals Inc.(a)(b)	37,866	380,553
Avid Bioservices Inc.(a)(b)	16,806	256,460
Avidity Biosciences Inc.(a)	9,157	133,051

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Beam Therapeutics Inc.(a)(b)	18,578	$719,154
BioCryst Pharmaceuticals Inc.(a)	46,301	489,865
Biogen Inc.(a)	38,667	7,885,748
Biohaven Pharmaceutical Holding Co. Ltd.(a)	16,447	2,396,492
BioMarin Pharmaceutical Inc.(a)	49,949	4,139,274
Bioxcel Therapeutics Inc.(a)(b)	4,921	64,957
Bluebird Bio Inc.(a)(b)	17,381	71,957
Blueprint Medicines Corp.(a)(b)	15,623	789,118
Bridgebio Pharma Inc.(a)(b)	28,970	263,048
C4 Therapeutics Inc.(a)	10,652	80,316
CareDx Inc.(a)(b)	12,939	277,930
Caribou Biosciences Inc.(a)(b)	18,001	97,745
Catalyst Pharmaceuticals Inc.(a)	24,510	171,815
Celldex Therapeutics Inc.(a)(b)	13,519	364,472
Century Therapeutics Inc.(a)(b)	8,695	73,038
Cerevel Therapeutics Holdings Inc.(a)(b)	15,716	415,531
ChemoCentryx Inc.(a)(b)	17,463	432,733
Chimerix Inc.(a)	19,122	39,774
Chinook Therapeutics Inc.(a)	9,935	173,763
Cogent Biosciences Inc.(a)	14,697	132,567
Coherus Biosciences Inc.(a)(b)	16,652	120,560
Contra GTX Inc., NVS(a)(b)(c)	684	701
Crinetics Pharmaceuticals Inc.(a)	12,272	228,873
CTI BioPharma Corp.(a)	29,134	173,930
Cullinan Oncology Inc.(a)	5,425	69,548
Cytokinetics Inc.(a)(b)	20,383	800,848
Day One Biopharmaceuticals Inc.(a)	10,451	187,073
Deciphera Pharmaceuticals Inc.(a)(b)	10,105	132,881
Denali Therapeutics Inc.(a)(b)	24,139	710,411
Design Therapeutics Inc.(a)	5,397	75,558
Dynavax Technologies Corp.(a)	28,668	360,930
Eagle Pharmaceuticals Inc./DE(a)	3,214	142,798
Editas Medicine Inc.(a)	18,789	222,274
Emergent BioSolutions Inc.(a)	12,024	373,225
Enanta Pharmaceuticals Inc.(a)	4,854	229,449
EQRx Inc.(a)(b)	46,201	216,683
Erasca Inc.(a)(b)	17,374	96,773
Exact Sciences Corp.(a)(b)	45,281	1,783,619
Exelixis Inc.(a)	83,457	1,737,575
Fate Therapeutics Inc.(a)	20,375	504,892
FibroGen Inc.(a)	22,466	237,241
Forma Therapeutics Holdings Inc.(a)	8,149	56,147
Generation Bio Co.(a)	10,863	71,261
Geron Corp.(a)(b)	98,941	153,359
Gilead Sciences Inc.	333,045	20,585,511
Global Blood Therapeutics Inc.(a)(b)	16,150	515,992
Gossamer Bio Inc.(a)(b)	12,257	102,591
Halozyme Therapeutics Inc.(a)	35,990	1,583,560
Heron Therapeutics Inc.(a)(b)	22,745	63,459
Horizon Therapeutics PLC(a)	59,759	4,766,378
Icosavax Inc.(a)	3,515	20,141
Ideaya Biosciences Inc.(a)	7,167	98,905
IGM Biosciences Inc.(a)(b)	2,330	42,010
Imago Biosciences Inc.(a)	5,773	77,300
ImmunityBio Inc.(a)(b)	19,529	72,648
ImmunoGen Inc.(a)	55,345	249,052
Incyte Corp.(a)	49,414	3,753,982
Inovio Pharmaceuticals Inc.(a)(b)	49,914	86,351
Insmed Inc.(a)(b)	31,457	620,332
Instil Bio Inc.(a)(b)	14,202	65,613
Security	Shares	Value

Biotechnology (continued)
Intellia Therapeutics Inc.(a)	20,680	$1,070,397
Intercept Pharmaceuticals Inc.(a)(b)	8,176	112,911
Ionis Pharmaceuticals Inc.(a)(b)	38,552	1,427,195
Iovance Biotherapeutics Inc.(a)(b)	36,756	405,786
Ironwood Pharmaceuticals Inc.(a)	40,543	467,461
iTeos Therapeutics Inc.(a)	6,634	136,660
IVERIC bio Inc.(a)	30,373	292,188
KalVista Pharmaceuticals Inc.(a)	6,293	61,923
Karuna Therapeutics Inc.(a)	7,819	989,182
Karyopharm Therapeutics Inc.(a)	22,597	101,912
Keros Therapeutics Inc.(a)	4,126	114,001
Kezar Life Sciences Inc.(a)	10,967	90,697
Kinnate Biopharma Inc.(a)	6,235	78,623
Kodiak Sciences Inc.(a)	8,801	67,240
Krystal Biotech Inc.(a)	5,892	386,869
Kura Oncology Inc.(a)	16,755	307,119
Kymera Therapeutics Inc.(a)(b)	9,822	193,395
Ligand Pharmaceuticals Inc.(a)	3,923	350,010
Lyell Immunopharma Inc.(a)(b)	38,976	254,124
Madrigal Pharmaceuticals Inc.(a)(b)	2,740	196,129
MannKind Corp.(a)	60,310	229,781
Mersana Therapeutics Inc.(a)	14,387	66,468
MiMedx Group Inc.(a)(b)	30,216	104,850
Mirati Therapeutics Inc.(a)	10,800	725,004
Mirum Pharmaceuticals Inc.(a)	6,034	117,422
Moderna Inc.(a)	90,739	12,962,066
Morphic Holding Inc.(a)	5,813	126,142
Myriad Genetics Inc.(a)	22,851	415,203
Natera Inc.(a)	21,748	770,749
Neurocrine Biosciences Inc.(a)	25,390	2,475,017
Nkarta Inc.(a)(b)	4,386	54,036
Novavax Inc.(a)(b)	19,664	1,011,320
Nurix Therapeutics Inc.(a)	6,454	81,772
Ocugen Inc.(a)(b)	48,374	109,809
Organogenesis Holdings Inc., Class A(a)	10,027	48,932
PMV Pharmaceuticals Inc.(a)	8,339	118,831
Point Biopharma Global Inc.(a)	26,386	179,689
Praxis Precision Medicines Inc.(a)	8,923	21,861
Precigen Inc.(a)(b)	20,909	28,018
Prometheus Biosciences Inc.(a)	7,871	222,198
Protagonist Therapeutics Inc.(a)	10,827	85,642
Prothena Corp. PLC(a)	9,373	254,477
PTC Therapeutics Inc.(a)	19,920	797,995
Radius Health Inc.(a)	13,290	137,817
RAPT Therapeutics Inc.(a)	5,482	100,046
Recursion Pharmaceuticals Inc., Class A(a)(b)	30,288	246,544
Regeneron Pharmaceuticals Inc.(a)	27,373	16,181,001
REGENXBIO Inc.(a)	9,314	230,056
Relay Therapeutics Inc.(a)(b)	20,075	336,256
Replimune Group Inc.(a)	6,191	108,219
REVOLUTION Medicines Inc.(a)	16,384	319,324
Rigel Pharmaceuticals Inc.(a)(b)	44,101	49,834
Rocket Pharmaceuticals Inc.(a)(b)	9,575	131,752
Sage Therapeutics Inc.(a)	13,604	439,409
Sana Biotechnology Inc.(a)(b)	22,691	145,903
Sangamo Therapeutics Inc.(a)	33,891	140,309
Sarepta Therapeutics Inc.(a)	21,701	1,626,707
Seagen Inc.(a)	35,620	6,302,603
Seres Therapeutics Inc.(a)	18,298	62,762
Sierra Oncology Inc.(a)	4,916	270,331

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Sorrento Therapeutics Inc.(a)(b)	126,720	$254,707
SpringWorks Therapeutics Inc.(a)(b)	7,161	176,304
Stoke Therapeutics Inc.(a)	5,834	77,067
Sutro Biopharma Inc.(a)	8,294	43,212
Syndax Pharmaceuticals Inc.(a)	14,509	279,153
Tenaya Therapeutics Inc.(a)(b)	6,204	34,929
TG Therapeutics Inc.(a)	32,780	139,315
Tonix Pharmaceuticals Holding Corp.(a)	2	3
Travere Therapeutics Inc.(a)	16,945	410,577
Turning Point Therapeutics Inc.(a)	12,389	932,272
Twist Bioscience Corp.(a)	15,164	530,133
Ultragenyx Pharmaceutical Inc.(a)(b)	16,862	1,005,987
United Therapeutics Corp.(a)	11,973	2,821,318
Vanda Pharmaceuticals Inc.(a)	14,983	163,315
Vaxart Inc.(a)(b)	31,298	109,543
Vaxcyte Inc.(a)	15,638	340,283
VBI Vaccines Inc.(a)	46,415	37,527
Veracyte Inc.(a)	17,491	348,071
Vericel Corp.(a)	11,664	293,700
Vertex Pharmaceuticals Inc.(a)	67,781	19,100,008
Verve Therapeutics Inc.(a)(b)	9,634	147,208
Vir Biotechnology Inc.(a)	20,196	514,392
Viridian Therapeutics Inc.(a)(b)	11,621	134,455
VistaGen Therapeutics Inc.(a)(b)	50,115	44,101
Xencor Inc.(a)	15,010	410,824
Y-mAbs Therapeutics Inc.(a)(b)	7,188	108,754
Zentalis Pharmaceuticals Inc.(a)	9,437	265,180
		262,693,119
Building Products — 0.6%
A O Smith Corp.	33,534	1,833,639
AAON Inc.	10,606	580,785
Advanced Drainage Systems Inc.	16,121	1,452,019
Allegion PLC	23,198	2,271,084
American Woodmark Corp.(a)	4,786	215,418
Apogee Enterprises Inc.	7,005	274,736
Armstrong World Industries Inc.	12,181	913,088
AZEK Co. Inc. (The)(a)(b)	28,804	482,179
Builders FirstSource Inc.(a)	45,266	2,430,784
Carlisle Companies Inc.	13,577	3,239,608
Carrier Global Corp.	222,574	7,936,989
Cornerstone Building Brands Inc.(a)	16,202	396,787
CSW Industrials Inc.	3,714	382,653
Fortune Brands Home & Security Inc.	34,530	2,067,656
Gibraltar Industries Inc.(a)(b)	8,174	316,743
Griffon Corp.	11,159	312,787
Hayward Holdings Inc.(a)	18,908	272,086
Insteel Industries Inc.	4,306	144,983
Janus International Group Inc.(a)(b)	22,353	201,848
JELD-WEN Holding Inc.(a)	21,876	319,171
Johnson Controls International PLC	183,431	8,782,676
Lennox International Inc.	8,760	1,809,728
Masco Corp.	62,922	3,183,853
Masonite International Corp.(a)	6,229	478,574
Owens Corning.	25,103	1,865,404
PGT Innovations Inc.(a)	14,902	247,969
Quanex Building Products Corp.	9,103	207,093
Resideo Technologies Inc.(a)	38,035	738,640
Simpson Manufacturing Co. Inc.	11,669	1,174,018
Trane Technologies PLC	61,242	7,953,499
Trex Co. Inc.(a)(b)	30,405	1,654,640
Security	Shares	Value

Building Products (continued)
UFP Industries Inc.	16,409	$1,118,109
View Inc.(a)(b)	26,348	42,684
Zurn Water Solutions Corp.	33,010	899,192
		56,201,122
Capital Markets — 3.0%
Affiliated Managers Group Inc.	10,058	1,172,763
Ameriprise Financial Inc.	28,554	6,786,715
Ares Management Corp., Class A	39,746	2,259,958
Artisan Partners Asset Management Inc., Class A	14,993	533,301
Assetmark Financial Holdings Inc.(a)	6,420	120,503
B. Riley Financial Inc.	5,800	245,050
Bank of New York Mellon Corp. (The)	193,548	8,072,887
BGC Partners Inc., Class A	87,712	295,589
BlackRock Inc.(d)	39,522	24,070,479
Blackstone Inc., NVS	184,414	16,824,089
Blucora Inc.(a)	13,210	243,857
Blue Owl Capital Inc.	107,232	1,075,537
BrightSphere Investment Group Inc.	8,573	154,400
Carlyle Group Inc. (The)	54,063	1,711,635
Cboe Global Markets Inc.	28,199	3,191,845
Charles Schwab Corp. (The)	401,069	25,339,539
CME Group Inc.	94,536	19,351,519
Cohen & Steers Inc.	6,123	389,362
Coinbase Global Inc., Class A(a)(b)	41,301	1,941,973
Cowen Inc., Class A	6,198	146,831
Diamond Hill Investment Group Inc.	690	119,812
Donnelley Financial Solutions Inc.(a)(b)	6,480	189,799
Evercore Inc., Class A	9,553	894,256
FactSet Research Systems Inc.	10,089	3,879,927
Federated Hermes Inc.	23,752	755,076
Focus Financial Partners Inc., Class A(a)	15,646	532,903
Franklin Resources Inc.	75,898	1,769,182
GCM Grosvenor Inc., Class A	11,310	77,473
Goldman Sachs Group Inc. (The)	87,840	26,090,237
Hamilton Lane Inc., Class A	9,372	629,611
Houlihan Lokey Inc.	13,855	1,093,575
Interactive Brokers Group Inc., Class A	24,229	1,332,837
Intercontinental Exchange Inc.	145,536	13,686,205
Invesco Ltd.	100,606	1,622,775
Janus Henderson Group PLC	38,733	910,613
Jefferies Financial Group Inc.	53,875	1,488,027
KKR & Co. Inc.	150,122	6,949,147
Lazard Ltd., Class A	26,510	859,189
LPL Financial Holdings Inc.	21,056	3,884,411
Manning & Napier Inc.	7,844	97,815
MarketAxess Holdings Inc.	10,042	2,570,852
Moelis & Co., Class A	16,477	648,370
Moody’s Corp.	41,975	11,415,941
Morgan Stanley	337,251	25,651,311
Morningstar Inc.	6,344	1,534,170
MSCI Inc.	20,726	8,542,221
Nasdaq Inc.	30,110	4,592,979
Northern Trust Corp.	54,313	5,240,118
Open Lending Corp., Class A(a)	27,020	276,415
Perella Weinberg Partners	19,021	110,892
Piper Sandler Cos	4,984	564,986
PJT Partners Inc., Class A	6,359	446,911
Raymond James Financial Inc.	50,409	4,507,069
Robinhood Markets Inc., Class A(a)(b)	149,084	1,225,470
S&P Global Inc.	89,491	30,163,836

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Sculptor Capital Management Inc.	6,176	$51,570
SEI Investments Co.	27,019	1,459,566
State Street Corp.	96,617	5,956,438
StepStone Group Inc., Class A	15,160	394,615
Stifel Financial Corp.	26,191	1,467,220
StoneX Group Inc.(a)	5,321	415,410
T Rowe Price Group Inc.	59,429	6,751,729
Tradeweb Markets Inc., Class A	27,776	1,895,712
Victory Capital Holdings Inc., Class A	3,822	92,110
Virtu Financial Inc., Class A	27,909	653,350
Virtus Investment Partners Inc.	1,733	296,378
WisdomTree Investments Inc.	39,609	200,818
		297,917,159
Chemicals — 1.8%
AdvanSix Inc.	7,913	264,611
Air Products and Chemicals Inc.	58,583	14,088,040
Albemarle Corp.	31,087	6,496,561
American Vanguard Corp.	8,862	198,066
Amyris Inc.(a)(b)	44,181	81,735
Ashland Global Holdings Inc.	13,703	1,412,094
Aspen Aerogels Inc.(a)	5,954	58,826
Avient Corp.	23,135	927,251
Axalta Coating Systems Ltd.(a)(b)	55,959	1,237,254
Balchem Corp.	8,195	1,063,219
Cabot Corp.	14,184	904,797
Celanese Corp.	28,759	3,382,346
CF Industries Holdings Inc.	54,693	4,688,831
Chase Corp.	2,298	178,807
Chemours Co. (The)	41,653	1,333,729
Corteva Inc.	190,736	10,326,447
Danimer Scientific Inc.(a)(b)	18,934	86,339
Diversey Holdings Ltd.(a)(b)	20,848	137,597
Dow Inc.	191,792	9,898,385
DuPont de Nemours Inc.	134,583	7,480,123
Eastman Chemical Co.	34,429	3,090,691
Ecolab Inc.	65,511	10,072,971
Ecovyst Inc.	12,094	119,126
Element Solutions Inc.	59,207	1,053,885
FMC Corp.	32,902	3,520,843
GCP Applied Technologies Inc.(a)	13,121	410,425
Ginkgo Bioworks Holdings Inc.(a)(b)	238,009	566,461
Hawkins Inc.	4,501	162,171
HB Fuller Co.	13,589	818,194
Huntsman Corp.	51,025	1,446,559
Ingevity Corp.(a)	11,219	708,368
Innospec Inc.	6,542	626,658
International Flavors & Fragrances Inc.	67,423	8,031,428
Intrepid Potash Inc.(a)	2,906	131,613
Koppers Holdings Inc.(b)	5,230	118,407
Kronos Worldwide Inc.	7,417	136,473
Linde PLC	132,646	38,139,704
Livent Corp.(a)	44,270	1,004,486
LSB Industries Inc.(a)	8,316	115,260
LyondellBasell Industries NV, Class A	68,601	5,999,844
Minerals Technologies Inc.	9,760	598,678
Mosaic Co. (The)	95,126	4,492,801
NewMarket Corp.	1,520	457,459
Olin Corp.	36,590	1,693,385
Origin Materials Inc.(a)(b)	32,211	164,920
Orion Engineered Carbons SA	16,066	249,505
Security	Shares	Value

Chemicals (continued)
Perimeter Solutions SA(a)(b)	38,684	$419,335
PPG Industries Inc.	62,850	7,186,269
PureCycle Technologies Inc.(a)	9,241	68,568
Quaker Chemical Corp.	3,566	533,188
RPM International Inc.	33,349	2,625,233
Schweitzer-Mauduit International Inc.	7,686	193,072
Scotts Miracle-Gro Co. (The)	10,780	851,512
Sensient Technologies Corp.	11,473	924,265
Sherwin-Williams Co. (The)	63,030	14,113,047
Stepan Co.	6,135	621,782
Tredegar Corp.	9,677	96,770
Trinseo PLC	9,854	378,985
Tronox Holdings PLC, Class A	27,097	455,230
Valvoline Inc.	46,772	1,348,437
Westlake Corp.(b)	9,089	890,904
		178,881,970
Commercial Services & Supplies — 0.6%
ABM Industries Inc.	17,618	764,974
ACCO Brands Corp.	27,920	182,318
ACV Auctions Inc., Class A(a)(b)	33,724	220,555
Aris Water Solution Inc., Class A	6,868	114,558
Brady Corp., Class A, NVS	12,785	603,963
BrightView Holdings Inc.(a)	13,996	167,952
Brink’s Co. (The)	13,378	812,178
Casella Waste Systems Inc., Class A(a)	13,349	970,205
Cimpress PLC(a)(b)	4,474	174,039
Cintas Corp.	23,125	8,637,881
Clean Harbors Inc.(a)	13,554	1,188,279
Copart Inc.(a)	55,862	6,069,965
CoreCivic Inc.(a)	30,716	341,255
Deluxe Corp.	10,946	237,200
Driven Brands Holdings Inc.(a)	12,880	354,715
Ennis Inc.	6,544	132,385
GEO Group Inc. (The)(a)	33,696	222,394
Harsco Corp.(a)	22,948	163,160
Healthcare Services Group Inc.	20,327	353,893
Heritage-Crystal Clean Inc.(a)	5,264	141,917
HNI Corp.	11,740	407,261
IAA Inc.(a)	36,419	1,193,451
Interface Inc.	14,501	181,843
KAR Auction Services Inc.(a)	28,642	423,042
Li-Cycle Holdings Corp.(a)(b)	36,349	250,081
Matthews International Corp., Class A	7,960	228,213
MillerKnoll Inc.	21,139	555,322
Montrose Environmental Group Inc.(a)(b)	5,787	195,369
MSA Safety Inc.	9,682	1,172,200
Pitney Bowes Inc.	31,758	114,964
Republic Services Inc.	54,398	7,119,066
Rollins Inc.	61,033	2,131,272
SP Plus Corp.(a)	5,986	183,890
Steelcase Inc., Class A	25,366	272,177
Stericycle Inc.(a)	24,163	1,059,548
Tetra Tech Inc.	14,302	1,952,938
UniFirst Corp./MA	4,136	712,136
Viad Corp.(a)	5,062	139,762
VSE Corp.	2,982	112,064
Waste Management Inc.	109,546	16,758,347
		57,016,732
Communications Equipment — 0.8%
ADTRAN Inc.	14,195	248,838

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Arista Networks Inc.(a)	65,689	$6,157,687
Calix Inc.(a)	14,443	493,084
Cambium Networks Corp.(a)	2,863	41,943
Ciena Corp.(a)	40,216	1,837,871
Cisco Systems Inc.	1,095,547	46,714,124
Clearfield Inc.(a)(b)	3,423	212,055
CommScope Holding Co. Inc.(a)	50,338	308,069
Digi International Inc.(a)	11,335	274,534
DZS Inc.(a)	6,226	101,297
Extreme Networks Inc.(a)	29,284	261,213
F5 Inc.(a)	15,807	2,419,103
Harmonic Inc.(a)(b)	25,148	218,033
Infinera Corp.(a)	53,283	285,597
Inseego Corp.(a)(b)	20,346	38,454
Juniper Networks Inc.	84,469	2,407,366
Lumentum Holdings Inc.(a)(b)	19,111	1,517,796
Motorola Solutions Inc.	43,118	9,037,533
NETGEAR Inc.(a)	8,758	162,198
NetScout Systems Inc.(a)(b)	20,009	677,305
Ondas Holdings Inc.(a)(b)	14,699	79,228
Plantronics Inc.(a)	12,145	481,914
Ubiquiti Inc.(b)	1,453	360,649
Viasat Inc.(a)	17,789	544,877
Viavi Solutions Inc.(a)	64,198	849,339
		75,730,107
Construction & Engineering — 0.2%
AECOM	34,555	2,253,677
Ameresco Inc., Class A(a)	7,288	332,041
API Group Corp.(a)	52,086	779,727
Arcosa Inc.	12,857	596,951
Argan Inc.	3,861	144,093
Comfort Systems USA Inc.	9,118	758,162
Construction Partners Inc., Class A(a)(b)	8,920	186,785
Dycom Industries Inc.(a)	7,201	669,981
EMCOR Group Inc.	14,014	1,442,881
Fluor Corp.(a)	39,204	954,225
Granite Construction Inc.	13,443	391,729
Great Lakes Dredge & Dock Corp.(a)	14,788	193,871
MasTec Inc.(a)	15,064	1,079,486
MDU Resources Group Inc.	52,408	1,414,492
MYR Group Inc.(a)	4,925	434,040
Northwest Pipe Co.(a)	4,020	120,359
NV5 Global Inc.(a)	3,702	432,172
Primoris Services Corp.	15,689	341,393
Quanta Services Inc.	37,242	4,667,912
Sterling Construction Co Inc(a)	6,815	149,385
Tutor Perini Corp.(a)	9,758	85,675
Valmont Industries Inc.	5,537	1,243,776
WillScot Mobile Mini Holdings Corp.(a)	58,019	1,880,976
		20,553,789
Construction Materials — 0.1%
Eagle Materials Inc.	10,643	1,170,091
Martin Marietta Materials Inc.	15,831	4,737,269
Summit Materials Inc., Class A(a)(b)	32,078	747,097
Vulcan Materials Co.	35,102	4,987,994
		11,642,451
Consumer Finance — 0.6%
Ally Financial Inc.	86,006	2,882,061
American Express Co.	158,522	21,974,320
Security	Shares	Value

Consumer Finance (continued)
Capital One Financial Corp.	104,737	$10,912,548
Credit Acceptance Corp.(a)(b)	1,833	867,761
Curo Group Holdings Corp.	6,257	34,601
Discover Financial Services	73,901	6,989,557
Encore Capital Group Inc.(a)(b)	6,544	378,047
Enova International Inc.(a)	10,104	291,197
EZCORP Inc., Class A, NVS(a)	14,020	105,290
FirstCash Holdings Inc.	9,800	681,198
Green Dot Corp., Class A(a)	14,236	357,466
LendingClub Corp.(a)	25,849	302,175
LendingTree Inc.(a)	2,933	128,524
Navient Corp.	31,988	447,512
Nelnet Inc., Class A	4,438	378,339
NerdWallet Inc., Class A(a)	11,853	93,994
OneMain Holdings Inc.	29,650	1,108,317
Oportun Financial Corp.(a)	6,244	51,638
PRA Group Inc.(a)	9,608	349,347
PROG Holdings Inc.(a)	14,737	243,161
Regional Management Corp.	2,738	102,319
SLM Corp.	74,054	1,180,421
SoFi Technologies Inc.(a)(b)	215,110	1,133,630
Synchrony Financial	133,008	3,673,681
Upstart Holdings Inc.(a)(b)	20,278	641,190
World Acceptance Corp.(a)	989	111,005
		55,419,299
Containers & Packaging — 0.4%
Amcor PLC	395,932	4,921,435
AptarGroup Inc.	17,138	1,768,813
Ardagh Group SA(a)	4,919	57,700
Ardagh Metal Packaging SA	24,950	152,195
Avery Dennison Corp.	21,746	3,520,025
Ball Corp.	83,058	5,711,899
Berry Global Group Inc.(a)	35,139	1,919,995
Crown Holdings Inc.	31,289	2,883,907
Cryptyde Inc.(a)	6,048	12,276
Graphic Packaging Holding Co.	78,909	1,617,634
Greif Inc., Class A, NVS	6,352	396,238
Greif Inc., Class B	2,005	124,891
International Paper Co.	96,901	4,053,369
Myers Industries Inc.	9,757	221,777
O-I Glass Inc.(a)(b)	43,841	613,774
Packaging Corp. of America	24,122	3,316,775
Pactiv Evergreen Inc.	10,635	105,925
Ranpak Holdings Corp.(a)(b)	10,524	73,668
Sealed Air Corp.	38,453	2,219,507
Silgan Holdings Inc.	22,150	915,902
Sonoco Products Co.	26,192	1,493,992
TriMas Corp.	9,906	274,297
Westrock Co.	67,837	2,702,626
		39,078,620
Distributors — 0.1%
Funko Inc., Class A(a)	6,440	143,741
Genuine Parts Co.	36,757	4,888,681
LKQ Corp.	69,694	3,421,278
Pool Corp.	10,287	3,613,103
		12,066,803
Diversified Consumer Services — 0.1%
2U Inc.(a)(b)	18,623	194,983
ADT Inc.	70,031	430,691

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Adtalem Global Education Inc.(a)(b)	12,807	$460,668
Bright Horizons Family Solutions Inc.(a)(b)	16,378	1,384,268
Carriage Services Inc.	3,926	155,666
Chegg Inc.(a)(b)	32,237	605,411
Coursera Inc.(a)(b)	34,996	496,243
Duolingo Inc, Class A(a)	6,493	568,462
European Wax Center Inc., Class A	4,578	80,664
frontdoor Inc.(a)(b)	22,945	552,516
Graham Holdings Co., Class B	1,035	586,679
Grand Canyon Education Inc.(a)	8,096	762,562
H&R Block Inc.	43,837	1,548,323
Laureate Education Inc., Class A	25,054	289,875
Mister Car Wash Inc.(a)(b)	20,313	221,005
OneSpaWorld Holdings Ltd.(a)(b)	12,254	87,861
Perdoceo Education Corp.(a)	20,279	238,887
PowerSchool Holdings Inc., Class A(a)(b)	11,322	136,430
Rover Group Inc.(a)	32,908	123,734
Service Corp. International	40,311	2,786,296
Strategic Education Inc.	5,928	418,398
Stride Inc.(a)(b)	11,211	457,297
Terminix Global Holdings Inc.(a)	33,014	1,342,019
Udemy Inc.(a)	22,456	229,276
Universal Technical Institute Inc.(a)	13,851	98,758
Vivint Smart Home Inc.(a)	18,883	65,713
WW International Inc.(a)	11,720	74,891
		14,397,576
Diversified Financial Services — 1.4%
Alerus Financial Corp.	4,138	98,526
A-Mark Precious Metals Inc.	5,174	166,861
Apollo Global Management Inc.	121,056	5,868,795
Banco Latinoamericano de Comercio Exterior SA,
Class E	10,962	145,466
Berkshire Hathaway Inc., Class B(a)	476,368	130,057,991
Cannae Holdings Inc.(a)(b)	22,305	431,379
Compass Diversified Holdings	14,472	309,990
Equitable Holdings Inc.	101,206	2,638,440
Jackson Financial Inc., Class A	20,084	537,247
Voya Financial Inc.	25,979	1,546,530
		141,801,225
Diversified Telecommunication Services — 1.1%
Anterix Inc.(a)	3,124	128,303
AT&T Inc.	1,893,751	39,693,021
ATN International Inc.	3,082	144,577
Bandwidth Inc., Class A(a)	6,048	113,823
Charge Enterprises Inc.(a)	35,483	169,254
Cogent Communications Holdings Inc.	11,609	705,363
Consolidated Communications Holdings Inc.(a)	16,150	113,050
EchoStar Corp., Class A(a)(b)	9,744	188,059
Frontier Communications Parent Inc.(a)	63,421	1,492,930
Globalstar Inc.(a)(b)	164,361	202,164
IDT Corp., Class B(a)	5,281	132,817
Iridium Communications Inc.(a)	31,813	1,194,896
Liberty Latin America Ltd., Class C, NVS(a)	41,555	323,714
Lumen Technologies Inc.	269,832	2,943,867
Radius Global Infrastructure Inc., Class A(a)(b)	22,359	341,198
Verizon Communications Inc.	1,109,002	56,281,852
		104,168,888
Electric Utilities — 1.8%
ALLETE Inc.	14,180	833,500
Security	Shares	Value

Electric Utilities (continued)
Alliant Energy Corp.	66,007	$3,868,670
American Electric Power Co. Inc.	134,547	12,908,439
Avangrid Inc.	18,866	870,100
Constellation Energy Corp.	84,861	4,859,141
Duke Energy Corp.	203,275	21,793,113
Edison International	98,760	6,245,582
Entergy Corp.	53,408	6,015,877
Evergy Inc.	59,910	3,909,127
Eversource Energy	90,134	7,613,619
Exelon Corp.	258,546	11,717,305
FirstEnergy Corp.	142,686	5,477,716
Hawaiian Electric Industries Inc.	29,365	1,201,029
IDACORP Inc.	12,998	1,376,748
MGE Energy Inc.	9,544	742,810
NextEra Energy Inc.	517,731	40,103,443
NRG Energy Inc.	61,723	2,355,967
OGE Energy Corp.	52,033	2,006,392
Otter Tail Corp.	10,627	713,391
PG&E Corp.(a)(b)	415,946	4,151,141
Pinnacle West Capital Corp.	29,478	2,155,431
PNM Resources Inc.	22,003	1,051,303
Portland General Electric Co.	24,287	1,173,791
PPL Corp.	195,222	5,296,373
Southern Co. (The)	281,439	20,069,415
Xcel Energy Inc.	142,942	10,114,576
		178,623,999
Electrical Equipment — 0.6%
Acuity Brands Inc.	9,053	1,394,524
AMETEK Inc.	59,834	6,575,158
Array Technologies Inc.(a)	41,409	455,913
Atkore Inc.(a)	10,801	896,591
AZZ Inc.	6,766	276,188
Babcock & Wilcox Enterprises Inc.(a)	17,366	104,717
Blink Charging Co.(a)(b)	9,978	164,936
Bloom Energy Corp., Class A(a)(b)	43,663	720,440
ChargePoint Holdings Inc., Class A(a)(b)	52,293	715,891
Eaton Corp. PLC	104,505	13,166,585
Emerson Electric Co.	154,956	12,325,200
Encore Wire Corp.(b)	5,119	531,966
Energy Vault Holdings Inc.(a)(b)	9,239	92,575
EnerSys	11,556	681,342
Enovix Corp.(a)(b)	30,534	272,058
ESS Tech Inc.(a)(b)	32,253	90,631
Fluence Energy Inc., Class A(a)(b)	8,979	85,121
FuelCell Energy Inc.(a)(b)	101,172	379,395
Generac Holdings Inc.(a)	16,627	3,501,314
GrafTech International Ltd.	57,391	405,754
Hubbell Inc.	14,116	2,520,835
nVent Electric PLC	44,423	1,391,773
Plug Power Inc.(a)(b)	135,484	2,244,970
Regal Rexnord Corp.	18,260	2,072,875
Rockwell Automation Inc.	30,688	6,116,425
Sensata Technologies Holding PLC(b)	40,601	1,677,227
Shoals Technologies Group Inc., Class A(a)(b)	27,470	452,706
Stem Inc.(a)(b)	42,595	304,980
Sunrun Inc.(a)(b)	52,706	1,231,212
Thermon Group Holdings Inc.(a)	8,800	123,640
TPI Composites Inc.(a)(b)	7,821	97,763
Vertiv Holdings Co.(b)	85,004	698,733

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Vicor Corp.(a)	5,571	$304,901
		62,074,339
Electronic Equipment, Instruments & Components — 0.7%
908 Devices Inc.(a)(b)	3,385	69,697
Advanced Energy Industries Inc.	10,756	784,973
Aeva Technologies Inc.(a)(b)	24,234	75,852
Akoustis Technologies Inc.(a)(b)	13,308	49,240
Amphenol Corp., Class A	154,031	9,916,516
Arlo Technologies Inc.(a)	21,794	136,648
Arrow Electronics Inc.(a)	16,832	1,886,699
Avnet Inc.	26,901	1,153,515
Badger Meter Inc.	7,240	585,644
Belden Inc.	12,580	670,137
Benchmark Electronics Inc.	10,702	241,437
CDW Corp./DE	35,363	5,571,794
Cognex Corp.	45,445	1,932,321
Coherent Inc.(a)	6,447	1,716,320
Corning Inc.	199,582	6,288,829
CTS Corp.	8,327	283,534
ePlus Inc.(a)	7,636	405,624
Evolv Technologies Holdings Inc.(a)(b)	32,066	85,296
Fabrinet(a)	9,489	769,558
FARO Technologies Inc.(a)(b)	4,231	130,442
Focus Universal Inc.(a)(b)	7,350	83,937
II-VI Inc.(a)(b)	28,055	1,429,402
Insight Enterprises Inc.(a)	8,910	768,755
IPG Photonics Corp.(a)	9,450	889,529
Itron Inc.(a)	11,859	586,190
Jabil Inc.	37,197	1,904,858
Keysight Technologies Inc.(a)	48,331	6,662,428
Kimball Electronics Inc.(a)(b)	6,071	122,027
Knowles Corp.(a)	26,227	454,514
Lightwave Logic Inc.(a)(b)	31,826	208,142
Littelfuse Inc.	6,326	1,607,057
Methode Electronics Inc.	9,342	346,028
MicroVision Inc.(a)(b)	41,960	161,126
Mirion Technologies Inc.(a)	42,824	246,666
Napco Security Technologies Inc.(a)(b)	7,666	157,843
National Instruments Corp.	35,202	1,099,359
nLight Inc.(a)	10,961	112,021
Novanta Inc.(a)	9,016	1,093,370
OSI Systems Inc.(a)(b)	4,906	419,169
PAR Technology Corp.(a)(b)	7,484	280,575
PC Connection Inc.	3,005	132,370
Plexus Corp.(a)	7,500	588,750
Rogers Corp.(a)	5,037	1,320,147
Sanmina Corp.(a)	14,097	574,171
ScanSource Inc.(a)	6,793	211,534
SmartRent Inc.(a)	38,674	174,807
TD SYNNEX Corp.	11,003	1,002,373
Teledyne Technologies Inc.(a)	12,214	4,581,594
Trimble Inc.(a)	67,428	3,926,333
TTM Technologies Inc.(a)	24,234	302,925
Velodyne Lidar Inc.(a)	18,548	17,717
Vishay Intertechnology Inc.	32,517	579,453
Vontier Corp.	42,982	988,156
Zebra Technologies Corp., Class A(a)	14,041	4,127,352
		69,914,754
Energy Equipment & Services — 0.4%
Archrock Inc.	35,312	292,030
Security	Shares	Value

Energy Equipment & Services (continued)
Baker Hughes Co.	244,664	$7,063,450
Borr Drilling Ltd.(a)	39,935	184,100
Bristow Group Inc.(a)	6,216	145,454
Cactus Inc., Class A	15,014	604,614
ChampionX Corp.	51,751	1,027,257
Diamond Offshore Drilling Inc.(a)	39,239	231,118
DMC Global Inc.(a)(b)	3,605	64,998
Dril-Quip Inc.(a)	10,002	258,052
Expro Group Holdings NV(a)(b)	8,265	95,213
Halliburton Co.	240,728	7,549,230
Helix Energy Solutions Group Inc.(a)	35,926	111,371
Helmerich & Payne Inc.	27,174	1,170,112
Liberty Energy Inc., Class A(a)	39,442	503,280
Nabors Industries Ltd.(a)	2,262	302,882
National Energy Services Reunited Corp.(a)(b)	10,972	74,390
Newpark Resources Inc.(a)	23,972	74,073
NexTier Oilfield Solutions Inc.(a)	41,041	390,300
Noble Corp.(a)	10,162	257,607
NOV Inc.	105,708	1,787,522
Oceaneering International Inc.(a)	24,904	265,975
Oil States International Inc.(a)	23,237	125,945
Patterson-UTI Energy Inc.	58,687	924,907
ProPetro Holding Corp.(a)	20,131	201,310
RPC Inc.(a)	20,908	144,474
Schlumberger NV	375,503	13,427,987
Select Energy Services Inc., Class A(a)	22,710	154,882
Solaris Oilfield Infrastructure Inc., Class A	8,124	88,389
TETRA Technologies Inc.(a)	42,098	170,918
Tidewater Inc.(a)(b)	10,122	213,473
U.S. Silica Holdings Inc.(a)	21,492	245,439
Valaris Ltd.(a)(b)	15,788	666,885
Weatherford International PLC(a)	18,429	390,142
		39,207,779
Entertainment — 1.3%
Activision Blizzard Inc.	204,224	15,900,881
AMC Entertainment Holdings Inc., Class A(a)(b)	135,686	1,838,545
Cinemark Holdings Inc.(a)(b)	29,417	441,843
Electronic Arts Inc.	73,548	8,947,114
IMAX Corp.(a)(b)	14,949	252,489
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	8,696	208,704
Liberty Media Corp.-Liberty Formula One, Class A(a)	6,486	375,994
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	52,220	3,314,403
Lions Gate Entertainment Corp., Class A(a)	14,323	133,347
Lions Gate Entertainment Corp., Class B, NVS(a)(b)	33,895	299,293
Live Nation Entertainment Inc.(a)(b)	40,845	3,372,980
Madison Square Garden Entertainment Corp.(a)(b)	6,920	364,130
Madison Square Garden Sports Corp.(a)	5,306	801,206
Marcus Corp. (The)(a)(b)	7,314	108,028
Netflix Inc.(a)	115,609	20,216,546
Playstudios Inc.(a)(b)	24,018	102,797
Playtika Holding Corp.(a)	27,485	363,901
ROBLOX Corp., Class A(a)(b)	116,923	3,842,090
Roku Inc.(a)(b)	32,099	2,636,612
Skillz Inc., Class A(a)(b)	78,253	97,034
Spotify Technology SA(a)(b)	36,880	3,460,450
Take-Two Interactive Software Inc.(a)	42,079	5,155,940
Walt Disney Co. (The)(a)	481,702	45,472,669
Warner Bros. Discovery Inc.(a)	621,952	8,346,596

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
World Wrestling Entertainment Inc., Class A	11,661	$728,696
		126,782,288
Equity Real Estate Investment Trusts (REITs) — 3.5%
Acadia Realty Trust	24,793	387,267
Agree Realty Corp.	18,590	1,340,897
Alexander & Baldwin Inc.	20,012	359,215
Alexander’s Inc.	560	124,410
Alexandria Real Estate Equities Inc.	43,056	6,244,412
American Assets Trust Inc.	12,475	370,507
American Campus Communities Inc.	37,402	2,411,307
American Homes 4 Rent, Class A	81,449	2,886,553
American Tower Corp.(b)	122,357	31,273,226
Americold Realty Trust Inc.	71,205	2,138,998
Apartment Income REIT Corp.	40,502	1,684,883
Apartment Investment & Management Co., Class A(a)	40,502	259,213
Apple Hospitality REIT Inc.	54,396	797,989
Armada Hoffler Properties Inc.	14,890	191,188
Ashford Hospitality Trust Inc.(a)(b)	5,078	30,366
AvalonBay Communities Inc.	37,006	7,188,415
Bluerock Residential Growth REIT Inc., Class A	7,489	196,886
Boston Properties Inc.	41,901	3,728,351
Brandywine Realty Trust	49,776	479,841
Brixmor Property Group Inc.	80,618	1,629,290
Broadstone Net Lease Inc.	40,716	835,085
Camden Property Trust	26,891	3,616,302
CareTrust REIT Inc.	26,418	487,148
CatchMark Timber Trust Inc., Class A	17,074	171,764
CBL & Associates Properties Inc.(a)	9,020	211,880
Cedar Realty Trust Inc.	3,720	107,099
Centerspace	3,090	251,989
Chatham Lodging Trust(a)	12,962	135,453
City Office REIT Inc.	13,043	168,907
Community Healthcare Trust Inc.	5,804	210,163
Corporate Office Properties Trust	29,929	783,840
Cousins Properties Inc.	40,022	1,169,843
Crown Castle International Corp.	113,529	19,116,013
CTO Realty Growth Inc.	2,244	137,153
CubeSmart	58,999	2,520,437
DiamondRock Hospitality Co.(a)	55,837	458,422
Digital Realty Trust Inc.	74,649	9,691,680
Diversified Healthcare Trust	66,278	120,626
Douglas Emmett Inc.	45,218	1,011,979
Duke Realty Corp.	100,767	5,537,147
Easterly Government Properties Inc.	25,664	488,643
EastGroup Properties Inc.	10,867	1,677,104
Empire State Realty Trust Inc., Class A(b)	38,895	273,432
EPR Properties	20,770	974,736
Equinix Inc.	23,907	15,707,377
Equity Commonwealth(a)	28,083	773,125
Equity LifeStyle Properties Inc.	47,058	3,316,177
Equity Residential	97,980	7,076,116
Essential Properties Realty Trust Inc.	32,690	702,508
Essex Property Trust Inc.	17,299	4,523,861
Extra Space Storage Inc.	35,030	5,959,304
Farmland Partners Inc.	10,297	142,099
Federal Realty Investment Trust	20,577	1,970,042
First Industrial Realty Trust Inc.	34,602	1,642,903
Four Corners Property Trust Inc.	18,501	491,942
Franklin Street Properties Corp., Class C	28,183	117,523
Gaming and Leisure Properties Inc.	62,014	2,843,962
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Getty Realty Corp.	8,694	$230,391
Gladstone Commercial Corp.	9,837	185,329
Gladstone Land Corp.	9,304	206,177
Global Medical REIT Inc.	11,703	131,425
Global Net Lease Inc.	25,484	360,853
Healthcare Realty Trust Inc.(b)	40,518	1,102,090
Healthcare Trust of America Inc., Class A	59,578	1,662,822
Healthpeak Properties Inc.	142,362	3,688,599
Hersha Hospitality Trust, Class A(a)	13,475	132,190
Highwoods Properties Inc.	27,238	931,267
Host Hotels & Resorts Inc.	188,084	2,949,157
Hudson Pacific Properties Inc.	41,098	609,894
Independence Realty Trust Inc.	58,208	1,206,652
Indus Realty Trust Inc.	2,061	122,341
Industrial Logistics Properties Trust	16,549	233,010
Innovative Industrial Properties Inc.	7,824	859,623
InvenTrust Properties Corp.	18,621	480,236
Invitation Homes Inc.	160,812	5,721,691
Iron Mountain Inc.	75,041	3,653,746
iStar Inc.	15,850	217,303
JBG SMITH Properties	33,159	783,879
Kilroy Realty Corp.	31,212	1,633,324
Kimco Realty Corp.	162,252	3,207,722
Kite Realty Group Trust	55,648	962,154
Lamar Advertising Co., Class A	23,416	2,059,906
Life Storage Inc.	21,546	2,405,826
LTC Properties Inc.	9,919	380,790
LXP Industrial Trust	74,053	795,329
Macerich Co. (The)	58,473	509,300
Medical Properties Trust Inc.	158,407	2,418,875
Mid-America Apartment Communities Inc.	30,538	5,334,072
National Health Investors Inc.	11,437	693,197
National Retail Properties Inc.	46,642	2,005,606
National Storage Affiliates Trust	22,646	1,133,885
Necessity Retail REIT Inc.	28,803	209,686
NETSTREIT Corp.	16,038	302,637
NexPoint Residential Trust Inc.	6,236	389,812
Office Properties Income Trust	12,784	255,041
Omega Healthcare Investors Inc.	61,426	1,731,599
One Liberty Properties Inc.	4,637	120,469
Orion Office REIT Inc.	14,492	158,832
Outfront Media Inc.	39,271	665,643
Paramount Group Inc.	47,225	341,437
Park Hotels & Resorts Inc.	59,690	809,993
Pebblebrook Hotel Trust	34,630	573,819
Phillips Edison & Co. Inc.(b)	30,012	1,002,701
Physicians Realty Trust	55,512	968,684
Piedmont Office Realty Trust Inc., Class A	34,109	447,510
Plymouth Industrial REIT Inc.	6,982	122,464
Postal Realty Trust Inc., Class A	6,501	96,865
PotlatchDeltic Corp.	17,547	775,402
Prologis Inc.	194,760	22,913,514
PS Business Parks Inc.	5,283	988,713
Public Storage	40,916	12,793,206
Rayonier Inc.	37,943	1,418,309
Realty Income Corp.	158,611	10,826,787
Regency Centers Corp.	44,893	2,662,604
Retail Opportunity Investments Corp.	29,184	460,524
Rexford Industrial Realty Inc.	42,725	2,460,533
RLJ Lodging Trust	46,170	509,255

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
RPT Realty	18,724	$184,057
Ryman Hospitality Properties Inc.(a)	14,323	1,088,978
Sabra Health Care REIT Inc.	63,457	886,494
Safehold Inc.	5,254	185,834
Saul Centers Inc.	3,214	151,412
SBA Communications Corp.	28,051	8,977,723
Service Properties Trust	43,508	227,547
Simon Property Group Inc.	86,728	8,232,222
SITE Centers Corp.	48,401	651,961
SL Green Realty Corp.	16,850	777,627
Spirit Realty Capital Inc.	38,012	1,436,093
STAG Industrial Inc.	46,984	1,450,866
STORE Capital Corp.	65,367	1,704,771
Summit Hotel Properties Inc.(a)	29,482	214,334
Sun Communities Inc.	31,288	4,986,056
Sunstone Hotel Investors Inc.(a)	54,237	538,031
Tanger Factory Outlet Centers Inc.	29,096	413,745
Terreno Realty Corp.	18,676	1,040,813
UDR Inc.	84,190	3,876,108
UMH Properties Inc.	9,760	172,362
Uniti Group Inc.	61,931	583,390
Universal Health Realty Income Trust	3,261	173,518
Urban Edge Properties	30,384	462,141
Urstadt Biddle Properties Inc., Class A	9,304	150,725
Ventas Inc.	106,457	5,475,083
Veris Residential Inc.(a)	24,288	321,573
VICI Properties Inc.	252,748	7,529,363
Vornado Realty Trust	47,594	1,360,712
Washington Real Estate Investment Trust	23,893	509,160
Welltower Inc.	119,359	9,829,214
Weyerhaeuser Co.	194,091	6,428,294
Whitestone REIT	15,830	170,172
WP Carey Inc.	50,270	4,165,372
Xenia Hotels & Resorts Inc.(a)	30,950	449,703
		346,967,152
Food & Staples Retailing — 1.4%
Albertsons Companies Inc., Class A	42,062	1,123,897
Andersons Inc. (The)	9,880	325,941
BJ’s Wholesale Club Holdings Inc.(a)	35,216	2,194,661
Casey’s General Stores Inc.	10,034	1,856,089
Chefs’ Warehouse Inc. (The)(a)	7,618	296,264
Costco Wholesale Corp.	116,692	55,928,142
Grocery Outlet Holding Corp.(a)(b)	22,242	948,176
Ingles Markets Inc., Class A	4,252	368,861
Kroger Co. (The)	173,035	8,189,747
Performance Food Group Co.(a)	40,072	1,842,511
PriceSmart Inc.	6,007	430,281
Rite Aid Corp.(a)(b)	14,782	99,631
SpartanNash Co.	9,055	273,189
Sprouts Farmers Market Inc.(a)	30,934	783,249
Sysco Corp.	134,068	11,356,900
U.S. Foods Holding Corp.(a)	58,654	1,799,505
United Natural Foods Inc.(a)	14,177	558,574
Walmart Inc.	379,896	46,187,756
Walgreens Boots Alliance Inc.	189,355	7,176,554
Weis Markets Inc.	4,761	354,885
		142,094,813
Food Products — 1.2%
AppHarvest Inc.(a)(b)	16,053	56,025
Archer-Daniels-Midland Co.	147,014	11,408,286
Security	Shares	Value

Food Products (continued)
B&G Foods Inc.	16,992	$404,070
Benson Hill Inc.(a)(b)	60,153	164,819
Beyond Meat Inc.(a)(b)	15,160	362,930
BRC Inc.(a)(b)	14,197	115,848
Bunge Ltd.	36,986	3,354,260
Calavo Growers Inc.	4,159	173,513
Cal-Maine Foods Inc.	9,450	466,925
Campbell Soup Co.	52,872	2,540,500
Conagra Brands Inc.	123,162	4,217,067
Darling Ingredients Inc.(a)	42,620	2,548,676
Flowers Foods Inc.	47,544	1,251,358
Fresh Del Monte Produce Inc.	9,000	265,770
Freshpet Inc.(a)(b)	12,220	634,096
General Mills Inc.	158,412	11,952,185
Hain Celestial Group Inc. (The)(a)	23,542	558,887
Hershey Co. (The)	38,220	8,223,415
Hormel Foods Corp.	74,341	3,520,790
Hostess Brands Inc.(a)	37,858	802,968
Ingredion Inc.	17,998	1,586,704
J&J Snack Foods Corp.	4,138	577,913
JM Smucker Co. (The)	27,814	3,560,470
John B Sanfilippo & Son Inc.	1,982	143,675
Kellogg Co.	66,010	4,709,153
Kraft Heinz Co. (The)	183,675	7,005,364
Lamb Weston Holdings Inc.	38,970	2,784,796
Lancaster Colony Corp.	5,083	654,589
Landec Corp.(a)	9,610	95,812
McCormick & Co. Inc./MD, NVS	66,485	5,534,876
Mission Produce Inc.(a)	17,330	246,953
Mondelez International Inc., Class A	363,525	22,571,267
Pilgrim’s Pride Corp.(a)	13,923	434,815
Post Holdings Inc.(a)	14,700	1,210,545
Sanderson Farms Inc.	5,707	1,230,030
Seaboard Corp.	75	291,194
Seneca Foods Corp., Class A(a)	2,110	117,189
Simply Good Foods Co. (The)(a)(b)	22,672	856,321
Sovos Brands Inc.(a)	7,548	119,787
SunOpta Inc.(a)(b)	28,142	218,945
Tattooed Chef Inc.(a)(b)	12,425	78,278
Tootsie Roll Industries Inc.	4,091	144,617
TreeHouse Foods Inc.(a)	13,338	557,795
Tyson Foods Inc., Class A	75,177	6,469,733
Utz Brands Inc.	15,681	216,711
Vital Farms Inc.(a)	7,078	61,933
		114,501,853
Gas Utilities — 0.2%
Atmos Energy Corp.	35,660	3,997,486
Brookfield Infrastructure Corp., Class A(b)	24,339	1,034,407
Chesapeake Utilities Corp.	4,585	593,987
National Fuel Gas Co.	22,583	1,491,607
New Jersey Resources Corp.	26,523	1,181,069
Northwest Natural Holding Co.	8,728	463,457
ONE Gas Inc.	14,515	1,178,473
South Jersey Industries Inc.	32,228	1,100,264
Southwest Gas Holdings Inc.	17,399	1,515,105
Spire Inc.	13,588	1,010,540
UGI Corp.	56,658	2,187,565
		15,753,960
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories.	452,860	49,203,239

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Abiomed Inc.(a)	11,690	$2,893,392
Align Technology Inc.(a)	21,008	4,971,963
Alphatec Holdings Inc.(a)	14,676	95,981
AngioDynamics Inc.(a)	10,270	198,725
Artivion Inc.(a)(b)	10,606	200,241
AtriCure Inc.(a)	12,104	494,569
Atrion Corp.	382	240,225
Avanos Medical Inc.(a)	12,128	331,580
Axogen Inc.(a)	8,345	68,346
Axonics Inc.(a)(b)	12,867	729,173
Baxter International Inc.	133,760	8,591,405
Becton Dickinson and Co.	74,761	18,430,829
BioLife Solutions Inc.(a)	3,964	54,743
Bioventus Inc., Class A(a)	8,346	56,920
Boston Scientific Corp.(a)	376,958	14,049,225
Butterfly Network Inc.(a)(b)	47,995	147,345
Cardiovascular Systems Inc.(a)	10,012	143,772
Cerus Corp.(a)	39,012	206,373
CONMED Corp.	7,878	754,397
Cooper Companies Inc. (The)	12,756	3,994,159
CryoPort Inc.(a)	10,150	314,447
Cue Health Inc.(a)(b)	38,413	122,922
Cutera Inc.(a)(b)	4,130	154,875
DENTSPLY SIRONA Inc.	58,654	2,095,707
Dexcom Inc.(a)	102,854	7,665,709
Edwards Lifesciences Corp.(a)	162,987	15,498,434
Embecta Corp.(a)	15,207	385,041
Enovis Corp.(a)(b)	12,327	677,985
Envista Holdings Corp.(a)	43,375	1,671,672
Figs Inc., Class A(a)(b)	38,139	347,446
Glaukos Corp.(a)	11,912	541,043
Globus Medical Inc., Class A(a)	20,023	1,124,091
Haemonetics Corp.(a)(b)	13,766	897,268
Heska Corp.(a)	2,526	238,732
Hologic Inc.(a)	64,445	4,466,038
ICU Medical Inc.(a)	5,134	843,978
IDEXX Laboratories Inc.(a)	22,186	7,781,296
Inari Medical Inc.(a)(b)	13,178	895,972
Inogen Inc.(a)	4,695	113,525
Insulet Corp.(a)(b)	18,403	4,010,750
Integer Holdings Corp.(a)(b)	9,144	646,115
Integra LifeSciences Holdings Corp.(a)	19,401	1,048,236
Intuitive Surgical Inc.(a)	94,289	18,924,745
iRhythm Technologies Inc.(a)	8,008	865,104
Lantheus Holdings Inc.(a)	17,579	1,160,741
LeMaitre Vascular Inc.	4,790	218,185
LivaNova PLC(a)(b)	13,865	866,147
Masimo Corp.(a)	13,266	1,733,468
Medtronic PLC	352,746	31,658,953
Meridian Bioscience Inc.(a)	10,157	308,976
Merit Medical Systems Inc.(a)	14,228	772,154
Mesa Laboratories Inc.	1,391	283,681
Nano-X Imaging Ltd.(a)(b)	14,618	165,183
Natus Medical Inc.(a)	8,849	289,982
Neogen Corp.(a)(b)	28,503	686,637
Nevro Corp.(a)	9,136	400,431
Novocure Ltd.(a)	27,036	1,879,002
NuVasive Inc.(a)	14,444	710,067
Omnicell Inc.(a)	11,640	1,324,050
OraSure Technologies Inc.(a)	16,331	44,257
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Orthofix Medical Inc.(a)	4,636	$109,131
OrthoPediatrics Corp.(a)	2,875	124,056
Outset Medical Inc.(a)(b)	12,660	188,128
Paragon 28 Inc.(a)(b)	14,822	235,225
Penumbra Inc.(a)	9,004	1,121,178
PROCEPT BioRobotics Corp.(a)(b)	7,837	256,192
Pulmonx Corp.(a)(b)	8,069	118,776
QuidelOrtho Corp.(a)	13,202	1,282,970
ResMed Inc.	38,445	8,059,225
RxSight Inc.(a)	7,610	107,149
SeaSpine Holdings Corp.(a)(b)	10,165	57,432
Senseonics Holdings Inc.(a)(b)	108,824	112,089
Shockwave Medical Inc.(a)	9,487	1,813,630
SI-BONE Inc.(a)	7,624	100,637
Silk Road Medical Inc.(a)(b)	9,366	340,829
STAAR Surgical Co.(a)	12,708	901,378
STERIS PLC	22,580	4,654,867
Stryker Corp.	92,798	18,460,306
Surmodics Inc.(a)	3,863	143,819
Tactile Systems Technology Inc.(a)	4,745	34,639
Tandem Diabetes Care Inc.(a)	15,956	944,436
Teleflex Inc.	12,357	3,037,968
TransMedics Group Inc.(a)	6,785	213,388
Treace Medical Concepts Inc.(a)(b)	10,786	154,671
UFP Technologies Inc.(a)(b)	1,989	158,265
Utah Medical Products Inc.	1,151	98,871
Varex Imaging Corp.(a)	9,864	210,991
ViewRay Inc.(a)	40,568	107,505
Zimmer Biomet Holdings Inc.	55,926	5,875,586
Zimvie Inc.(a)(b)	5,592	89,528
		268,802,512
Health Care Providers & Services — 3.2%
1Life Healthcare Inc.(a)(b)	53,747	421,376
23andMe Holding Co., Class A(a)(b)	62,061	153,911
Acadia Healthcare Co. Inc.(a)	23,068	1,560,089
Accolade Inc.(a)(b)	13,266	98,168
AdaptHealth Corp.(a)(b)	20,245	365,220
Addus HomeCare Corp.(a)	3,500	291,480
Agiliti Inc.(a)(b)	7,303	149,785
agilon health Inc.(a)(b)	51,356	1,121,101
Alignment Healthcare Inc.(a)(b)	20,844	237,830
Amedisys Inc.(a)	8,819	927,053
AmerisourceBergen Corp.	38,945	5,509,939
AMN Healthcare Services Inc.(a)(b)	12,265	1,345,593
Apollo Medical Holdings Inc.(a)(b)	9,363	361,318
Brookdale Senior Living Inc.(a)	49,339	223,999
Cano Health Inc.(a)(b)	47,466	207,901
Cardinal Health Inc.	71,941	3,760,356
CareMax Inc.(a)	22,570	81,929
Castle Biosciences Inc.(a)(b)	4,368	95,878
Centene Corp.(a)	154,206	13,047,370
Chemed Corp.	3,952	1,855,029
Cigna Corp.	82,383	21,709,568
Clover Health Investments Corp.(a)(b)	118,220	252,991
Community Health Systems Inc.(a)	31,986	119,948
Contra Zogenix Inc., NVS(b)	15,050	10,234
CorVel Corp.(a)	2,097	308,825
Covetrus Inc.(a)	26,002	539,541
Cross Country Healthcare Inc.(a)	12,063	251,272
CVS Health Corp.	346,111	32,070,645

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
DaVita Inc.(a)(b)	15,661	$1,252,254
DocGo Inc.(a)(b)	24,719	176,494
Elevance Health Inc.	63,645	30,713,804
Encompass Health Corp.	25,693	1,440,093
Ensign Group Inc. (The)	13,774	1,011,976
Fulgent Genetics Inc.(a)(b)	5,279	287,864
Guardant Health Inc.(a)(b)	26,995	1,088,978
Hanger Inc.(a)	9,682	138,646
HCA Healthcare Inc.	59,518	10,002,595
HealthEquity Inc.(a)	21,625	1,327,559
Henry Schein Inc.(a)	35,750	2,743,455
Hims & Hers Health Inc.(a)	42,421	192,167
Humana Inc.	33,355	15,612,475
Invitae Corp.(a)(b)	53,338	130,145
Joint Corp. (The)(a)	2,841	43,496
Laboratory Corp. of America Holdings	24,322	5,700,104
LHC Group Inc.(a)	8,222	1,280,494
LifeStance Health Group Inc.(a)(b)	23,537	130,866
McKesson Corp.(b)	38,338	12,506,239
MEDNAX Inc.(a)	20,798	436,966
ModivCare Inc.(a)	3,107	262,541
Molina Healthcare Inc.(a)	15,308	4,280,270
National HealthCare Corp.	3,523	246,258
National Research Corp.	3,783	144,813
Oak Street Health Inc.(a)(b)	33,465	550,165
OPKO Health Inc.(a)	101,230	256,112
Option Care Health Inc.(a)	39,744	1,104,486
Owens & Minor Inc.	19,596	616,294
Patterson Companies Inc.	21,679	656,874
Pennant Group Inc. (The)(a)(b)	6,910	88,517
PetIQ Inc.(a)(b)	5,224	87,711
Premier Inc., Class A	32,934	1,175,085
Privia Health Group Inc.(a)	11,047	321,689
Progyny Inc.(a)	21,144	614,233
Quest Diagnostics Inc.	30,573	4,065,598
R1 RCM Inc.(a)	38,749	812,179
RadNet Inc.(a)	9,682	167,305
Select Medical Holdings Corp.	30,608	722,961
Sema4 Holdings Corp.(a)(b)	79,685	100,403
Signify Health Inc., Class A(a)(b)	16,680	230,184
Surgery Partners Inc.(a)(b)	9,607	277,834
Tenet Healthcare Corp.(a)	27,662	1,453,915
U.S. Physical Therapy Inc.	3,550	387,660
UnitedHealth Group Inc.	246,975	126,853,769
Universal Health Services Inc., Class B	17,820	1,794,652
		320,566,527
Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)(b)	31,879	472,766
American Well Corp., Class A(a)(b)	52,514	226,860
Certara Inc.(a)(b)	28,697	615,838
Change Healthcare Inc.(a)	68,048	1,569,187
Computer Programs & Systems Inc.(a)	4,021	128,551
Definitive Healthcare Corp.(a)(b)	10,478	240,260
Doximity Inc., Class A(a)	25,819	899,018
Evolent Health Inc., Class A(a)	22,615	694,507
Health Catalyst Inc.(a)	12,144	175,967
HealthStream Inc.(a)	6,931	150,472
Inspire Medical Systems Inc.(a)	7,036	1,285,266
Multiplan Corp.(a)(b)	100,096	549,527
NextGen Healthcare Inc.(a)	13,346	232,754
Security	Shares	Value

Health Care Technology (continued)
OptimizeRx Corp.(a)	5,181	$141,908
Phreesia Inc.(a)(b)	12,848	321,328
Schrodinger Inc.(a)	15,741	415,720
Simulations Plus Inc.	4,186	206,495
Teladoc Health Inc.(a)(b)	44,732	1,485,550
Veeva Systems Inc., Class A(a)(b)	36,889	7,305,497
		17,117,471
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment Inc.(a)	11,438	121,472
Airbnb Inc., Class A(a)(b)	99,022	8,820,880
Aramark	62,060	1,900,898
Bally’s Corp.(a)	8,481	167,754
BJ’s Restaurants Inc.(a)	6,049	131,142
Bloomin’ Brands Inc.	23,252	386,448
Booking Holdings Inc.(a)	10,709	18,729,934
Bowlero Corp.(a)	12,127	128,425
Boyd Gaming Corp.	21,254	1,057,386
Brinker International Inc.(a)	12,104	266,651
Caesars Entertainment Inc.(a)(b)	53,968	2,066,974
Carnival Corp.(a)(b)	230,493	1,993,764
Cheesecake Factory Inc. (The)	11,685	308,718
Chipotle Mexican Grill Inc.(a)	7,346	9,603,132
Choice Hotels International Inc.	9,610	1,072,764
Churchill Downs Inc.	9,696	1,857,075
Chuy’s Holdings Inc.(a)	3,998	79,640
Cracker Barrel Old Country Store Inc.	6,528	545,023
Darden Restaurants Inc.	32,924	3,724,363
Dave & Buster’s Entertainment Inc.(a)	12,806	419,781
Denny’s Corp.(a)	17,614	152,890
Dine Brands Global Inc.	4,574	297,676
Domino’s Pizza Inc.	9,460	3,686,657
DraftKings Inc., Class A (a)	104,267	1,216,796
Everi Holdings Inc.(a)	24,234	395,257
Expedia Group Inc.(a)	40,069	3,799,743
F45 Training Holdings Inc.(a)(b)	7,612	29,915
Golden Entertainment Inc.(a)	5,255	207,835
Hilton Grand Vacations Inc.(a)	23,420	836,797
Hilton Worldwide Holdings Inc.	72,075	8,032,038
Hyatt Hotels Corp., Class A(a)	13,775	1,018,110
International Game Technology PLC	25,263	468,881
Jack in the Box Inc.	5,465	306,368
Krispy Kreme Inc.(b)	22,412	304,803
Las Vegas Sands Corp.(a)	87,453	2,937,546
Life Time Group Holdings Inc.(a)(b)	10,226	131,711
Marriott International Inc./MD, Class A	72,033	9,797,208
Marriott Vacations Worldwide Corp.	10,903	1,266,929
McDonald’s Corp.	195,126	48,172,707
MGM Resorts International.	96,854	2,803,923
Monarch Casino & Resort Inc.(a)	3,657	214,556
NEOGAMES SA(a)(b)	2,264	30,360
Norwegian Cruise Line Holdings Ltd.(a)(b)	123,087	1,368,727
Papa John’s International Inc.	8,779	733,222
Penn National Gaming Inc.(a)	43,472	1,322,418
Planet Fitness Inc., Class A(a)	22,682	1,542,603
RCI Hospitality Holdings Inc.	2,955	142,904
Red Rock Resorts Inc., Class A	15,319	511,042
Royal Caribbean Cruises Ltd.(a)	57,968	2,023,663
Rush Street Interactive Inc.(a)(b)	14,413	67,309
Ruth’s Hospitality Group Inc.	8,520	138,535
Scientific Games Corp., Class A(a)	25,287	1,188,236

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
SeaWorld Entertainment Inc.(a)(b)	11,900	$525,742
Shake Shack Inc., Class A(a)	9,513	375,573
Six Flags Entertainment Corp.(a)	21,535	467,309
Starbucks Corp.	303,127	23,155,872
Sweetgreen Inc., Class A (a)	3,238	37,723
Texas Roadhouse Inc.	18,518	1,355,518
Travel + Leisure Co.	22,095	857,728
Vail Resorts Inc.	10,697	2,332,481
Wendy’s Co. (The)	48,203	910,073
Wingstop Inc.	7,709	576,402
Wyndham Hotels & Resorts Inc.	24,637	1,619,144
Wynn Resorts Ltd.(a)(b)	28,157	1,604,386
Yum! Brands Inc.	74,652	8,473,748
		190,821,288
Household Durables — 0.4%
Beazer Homes USA Inc.(a)	9,886	119,324
Cavco Industries Inc.(a)	2,394	469,200
Century Communities Inc.	7,201	323,829
DR Horton Inc.	85,391	5,652,030
Ethan Allen Interiors Inc.	6,060	122,473
Garmin Ltd.	40,579	3,986,887
GoPro Inc., Class A(a)	31,858	176,175
Green Brick Partners Inc.(a)	8,313	162,685
Helen of Troy Ltd.(a)	6,429	1,044,134
Installed Building Products Inc.	6,051	503,201
iRobot Corp.(a)	7,304	268,422
KB Home	20,234	575,860
La-Z-Boy Inc.	12,838	304,389
Leggett & Platt Inc.	36,478	1,261,409
Lennar Corp., Class A	68,467	4,831,716
Lennar Corp., Class B	3,719	218,342
LGI Homes Inc.(a)(b)	5,986	520,183
Lovesac Co. (The)(a)(b)	2,788	76,670
M/I Homes Inc.(a)	7,327	290,589
MDC Holdings Inc.	14,958	483,293
Meritage Homes Corp.(a)	8,887	644,308
Mohawk Industries Inc.(a)(b)	13,935	1,729,194
Newell Brands Inc.	97,296	1,852,516
NVR Inc.(a)	792	3,171,279
PulteGroup Inc.	62,502	2,476,954
Purple Innovation Inc., Class A(a)	13,203	40,401
Skyline Champion Corp.(a)	13,483	639,364
Sonos Inc.(a)	32,434	585,109
Taylor Morrison Home Corp.(a)	32,319	754,972
Tempur Sealy International Inc.	47,714	1,019,648
Toll Brothers Inc.	29,631	1,321,543
TopBuild Corp.(a)	8,779	1,467,498
Traeger Inc.(a)(b)	5,951	25,292
Tri Pointe Homes Inc.(a)	30,149	508,614
Vizio Holding Corp., Class A(a)(b)	19,462	132,731
Vuzix Corp.(a)(b)	16,094	114,267
Weber Inc., Class A(b)	11,410	82,266
Whirlpool Corp.	14,346	2,221,765
		40,178,532
Household Products — 1.3%
Central Garden & Pet Co.(a)	2,598	110,207
Central Garden & Pet Co., Class A, NVS(a)	11,652	466,197
Church & Dwight Co. Inc.	64,796	6,003,997
Clorox Co. (The)	32,533	4,586,502
Colgate-Palmolive Co.	218,652	17,522,771
Security	Shares	Value

Household Products (continued)
Energizer Holdings Inc.	19,403	$550,075
Kimberly-Clark Corp.	88,564	11,969,425
Procter & Gamble Co. (The)	631,063	90,740,549
Reynolds Consumer Products Inc.	12,979	353,937
Spectrum Brands Holdings Inc.	10,276	842,838
WD-40 Co.	3,603	725,500
		133,871,998
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	175,900	3,695,659
Altus Power Inc.(a)	14,089	88,902
Brookfield Renewable Corp., Class A	34,696	1,235,525
Clearway Energy Inc., Class A	8,351	266,981
Clearway Energy Inc., Class C	23,241	809,716
Montauk Renewables Inc.(a)(b)	19,004	190,990
Ormat Technologies Inc.	12,410	972,323
Sunnova Energy International Inc.(a)(b)	27,599	508,650
Vistra Corp.	113,216	2,586,986
		10,355,732
Industrial Conglomerates — 0.7%
3M Co.	149,565	19,355,207
Brookfield Business Corp., Class A	10,889	250,556
General Electric Co.	289,736	18,447,491
Honeywell International Inc.	179,342	31,171,433
		69,224,687
Insurance — 2.4%
Aflac Inc.	168,682	9,333,175
Alleghany Corp.(a)	3,458	2,880,860
Allstate Corp. (The)	72,032	9,128,615
Ambac Financial Group Inc.(a)	13,082	148,481
American Equity Investment Life Holding Co.	20,976	767,092
American Financial Group Inc./OH	17,646	2,449,441
American International Group Inc.	210,274	10,751,310
AMERISAFE Inc.	4,926	256,201
Aon PLC, Class A	55,508	14,969,397
Arch Capital Group Ltd.(a)	96,123	4,372,635
Argo Group International Holdings Ltd.	8,300	305,938
Arthur J Gallagher & Co.	54,872	8,946,331
Assurant Inc.	13,842	2,392,590
Assured Guaranty Ltd.	16,454	917,969
Axis Capital Holdings Ltd.	21,281	1,214,932
Bright Health Group Inc.(a)(b)	68,317	124,337
Brighthouse Financial Inc.(a)	21,353	875,900
Brown & Brown Inc.	62,548	3,649,050
BRP Group Inc., Class A(a)(b)	16,369	395,311
Chubb Ltd.	111,321	21,883,482
Cincinnati Financial Corp.	41,066	4,886,033
CNA Financial Corp.	8,091	363,286
CNO Financial Group Inc.	32,361	585,411
eHealth Inc.(a)	6,265	58,452
Employers Holdings Inc.	7,311	306,258
Enstar Group Ltd.(a)	3,160	676,177
Erie Indemnity Co., Class A, NVS	6,963	1,338,219
Everest Re Group Ltd.	10,192	2,856,614
Fidelity National Financial Inc.	69,440	2,566,502
First American Financial Corp.	27,589	1,460,010
Genworth Financial Inc., Class A(a)	136,479	481,771
Globe Life Inc.	24,047	2,343,861
Goosehead Insurance Inc., Class A	4,657	212,685
Hanover Insurance Group Inc. (The)(b)	9,468	1,384,695

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)	85,980	$5,625,671
HCI Group Inc.(b)	2,027	137,350
Hippo Holdings Inc.(a)	115,801	101,743
Horace Mann Educators Corp.	10,907	418,611
James River Group Holdings Ltd.	8,472	209,936
Kemper Corp.	16,453	788,099
Kinsale Capital Group Inc.	5,813	1,334,897
Lemonade Inc.(a)(b)	10,154	185,412
Lincoln National Corp.	45,530	2,129,438
Loews Corp.	53,337	3,160,751
Markel Corp.(a)	3,515	4,545,774
Marsh & McLennan Companies Inc.	132,333	20,544,698
MBIA Inc.(a)	15,094	186,411
Mercury General Corp.	7,069	313,157
MetLife Inc.	181,004	11,365,241
National Western Life Group Inc., Class A	568	115,134
Old Republic International Corp.	75,462	1,687,330
Oscar Health Inc., Class A(a)(b)	38,975	165,644
Palomar Holdings Inc.(a)	5,692	366,565
Primerica Inc.(b)	10,679	1,278,170
Principal Financial Group Inc.	65,689	4,387,368
ProAssurance Corp.	13,261	313,357
Progressive Corp. (The)	154,284	17,938,601
Prudential Financial Inc.	98,597	9,433,761
Reinsurance Group of America Inc.	17,617	2,066,298
RenaissanceRe Holdings Ltd.	11,309	1,768,388
RLI Corp.	10,648	1,241,450
Ryan Specialty Group Holdings Inc., Class A(a)(b)	21,819	855,087
Safety Insurance Group Inc.	3,821	371,019
Selective Insurance Group Inc.	15,527	1,349,917
Selectquote Inc.(a)(b)	35,207	87,313
SiriusPoint Ltd.(a)	19,601	106,237
Stewart Information Services Corp.	6,984	347,454
Travelers Companies Inc. (The)	63,216	10,691,722
Trupanion Inc.(a)	9,676	583,076
United Fire Group Inc.	5,981	204,730
Universal Insurance Holdings Inc.	8,809	114,781
Unum Group	52,868	1,798,569
W R Berkley Corp.	54,321	3,707,952
White Mountains Insurance Group Ltd.(b)	792	986,935
Willis Towers Watson PLC	29,276	5,778,790
		234,075,858
Interactive Media & Services — 4.6%
Alphabet Inc., Class A(a)	79,416	173,068,112
Alphabet Inc., Class C, NVS(a)	72,550	158,699,497
Bumble Inc., Class A(a)	23,344	657,134
Cargurus Inc.(a)(b)	25,886	556,290
Cars.com Inc.(a)	18,862	177,869
DHI Group Inc.(a)	17,431	86,632
Eventbrite Inc., Class A(a)	18,749	192,552
fuboTV Inc.(a)(b)	35,335	87,277
IAC/InterActiveCorp.(a)(b)	20,500	1,557,385
Match Group Inc.(a)	74,784	5,211,697
Meta Platforms Inc, Class A(a)	604,887	97,538,029
Outbrain Inc.(a)(b)	25,538	128,456
Pinterest Inc., Class A(a)	151,501	2,751,258
QuinStreet Inc.(a)	12,454	125,287
TripAdvisor Inc.(a)	27,786	494,591
Twitter Inc.(a)(b)	197,164	7,371,962
Vimeo Inc.(a)(b)	38,042	229,013
Security	Shares	Value

Interactive Media & Services (continued)
Yelp Inc.(a)	18,862	$523,798
Ziff Davis Inc.(a)(b)	11,461	854,188
ZipRecruiter Inc.(a)(b)	21,575	319,742
ZoomInfo Technologies Inc.(a)	73,296	2,436,359
		453,067,128
Internet & Direct Marketing Retail — 2.7%
1-800-Flowers.com Inc., Class A(a)	6,322	60,122
Amazon.com Inc.(a)	2,346,898	249,264,037
CarParts.com Inc.(a)	12,769	88,617
ContextLogic Inc., Class A(a)	170,091	272,146
DoorDash Inc., Class A(a)(b)	66,817	4,287,647
eBay Inc.(b)	148,090	6,170,910
Etsy Inc.(a)(b)	33,477	2,450,851
Liquidity Services Inc.(a)	5,804	78,006
Overstock.com Inc.(a)(b)	11,610	290,366
PetMed Express Inc.	4,910	97,709
Porch Group Inc.(a)(b)	20,269	51,889
Poshmark Inc., Class A(a)	17,089	172,770
Qurate Retail Inc., Series A	98,219	281,888
RealReal Inc. (The)(a)	18,513	46,097
Revolve Group Inc.(a)(b)	9,342	242,051
Shutterstock Inc.	6,064	347,528
Stitch Fix Inc., Class A(a)	23,030	113,768
Wayfair Inc., Class A(a)(b)	19,888	866,321
Xometry Inc., Class A(a)(b)	9,520	323,014
		265,505,737
IT Services — 4.4%
Accenture PLC, Class A	167,308	46,453,066
Affirm Holdings Inc.(a)	48,050	867,783
Akamai Technologies Inc.(a)(b)	42,287	3,862,072
Amdocs Ltd.	32,288	2,689,913
Automatic Data Processing Inc.	110,247	23,156,280
AvidXchange Holdings Inc.(a)	38,260	234,916
BigCommerce Holdings Inc., Series 1(a)	20,001	324,016
Block Inc.(a)(b)	137,358	8,442,023
Bread Financial Holdings Inc.	12,814	474,887
Broadridge Financial Solutions Inc.	30,873	4,400,946
Cass Information Systems Inc.	3,423	115,697
Cerberus Cyber Sentinel Corp.(a)	18,340	66,024
Cloudflare Inc., Class A(a)(b)	74,475	3,258,281
Cognizant Technology Solutions Corp., Class A	136,706	9,226,288
Concentrix Corp.	11,003	1,492,447
Conduent Inc.(a)	38,149	164,804
Core Scientific Inc.(a)	73,470	109,470
CSG Systems International Inc.	8,391	500,775
Cyxtera Technologies Inc.(a)(b)	9,383	106,403
DigitalOcean Holdings Inc.(a)(b)	20,387	843,206
DXC Technology Co.(a)	66,224	2,007,249
Edgio Inc(a)	36,704	84,786
EPAM Systems Inc.(a)	14,589	4,300,545
Euronet Worldwide Inc.(a)	12,457	1,253,050
EVERTEC Inc.	16,171	596,386
Evo Payments Inc., Class A(a)	13,856	325,893
ExlService Holdings Inc.(a)	8,773	1,292,526
Fastly Inc., Class A(a)(b)	28,050	325,660
Fidelity National Information Services Inc.	161,246	14,781,421
Fiserv Inc.(a)	156,716	13,943,023
FleetCor Technologies Inc.(a)	19,846	4,169,843
Flywire Corp.(a)(b)	16,555	291,865
Gartner Inc.(a)	20,466	4,949,293

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Genpact Ltd.	47,177	$1,998,418
Global Payments Inc.	74,008	8,188,245
Globant SA(a)(b)	10,943	1,904,082
GoDaddy Inc., Class A(a)	42,905	2,984,472
Grid Dynamics Holdings Inc.(a)	11,402	191,782
Hackett Group Inc. (The)	7,933	150,489
I3 Verticals Inc., Class A(a)(b)	6,168	154,323
International Business Machines Corp.	237,617	33,549,144
International Money Express Inc.(a)	9,610	196,717
Jack Henry & Associates Inc.	19,285	3,471,686
Kyndryl Holdings Inc.(a)(b)	59,320	580,150
Marqeta Inc., Class A(a)	117,186	950,378
Mastercard Inc., Class A	227,297	71,707,658
Maximus Inc.	16,514	1,032,290
MoneyGram International Inc.(a)(b)	20,321	203,210
MongoDB Inc., Class A(a)(b)	16,803	4,360,378
Okta Inc.(a)	33,511	3,029,394
Paya Holdings Inc., Class A(a)(b)	23,057	151,484
Paychex Inc.	85,336	9,717,210
Payoneer Global Inc.(a)	65,699	257,540
PayPal Holdings Inc.(a)	306,231	21,387,173
Paysafe Ltd.(a)(b)	95,887	186,980
Perficient Inc.(a)	8,530	782,116
Rackspace Technology Inc.(a)(b)	15,946	114,333
Remitly Global Inc.(a)(b)	27,051	207,211
Repay Holdings Corp.(a)(b)	20,979	269,580
Sabre Corp.(a)(b)	86,026	501,532
Shift4 Payments Inc., Class A(a)	14,869	491,569
Snowflake Inc., Class A(a)	52,142	7,250,867
SolarWinds Corp.	8,947	91,707
Squarespace Inc., Class A(a)(b)	9,951	208,175
SS&C Technologies Holdings Inc.	59,147	3,434,666
StoneCo Ltd., Class A(a)(b)	76,778	591,191
Switch Inc., Class A	37,878	1,268,913
Thoughtworks Holding Inc.(a)(b)	29,021	409,486
Toast Inc., Class A(a)(b)	63,764	825,106
TTEC Holdings Inc.	4,686	318,133
Tucows Inc., Class A(a)(b)	2,311	102,863
Twilio Inc., Class A(a)	47,042	3,942,590
Unisys Corp.(a)	18,160	218,465
VeriSign Inc.(a)	25,293	4,232,278
Verra Mobility Corp.(a)	37,402	587,585
Visa Inc., Class A	434,699	85,587,886
Western Union Co. (The)	98,413	1,620,862
WEX Inc.(a)	11,744	1,826,897
Wix.com Ltd.(a)(b)	14,080	922,944
		437,270,995
Leisure Products — 0.1%
Acushnet Holdings Corp.	9,490	395,543
AMMO Inc.(a)(b)	22,076	84,993
Brunswick Corp./DE	20,284	1,326,168
Callaway Golf Co.(a)(b)	38,293	781,177
Clarus Corp.(b)	6,540	124,195
Hasbro Inc.	34,568	2,830,428
Latham Group Inc.(a)(b)	8,861	61,407
Malibu Boats Inc., Class A(a)(b)	5,126	270,191
MasterCraft Boat Holdings Inc.(a)	5,262	110,765
Mattel Inc.(a)	91,342	2,039,667
Peloton Interactive Inc., Class A(a)(b)	79,157	726,661
Polaris Inc.	14,656	1,455,048
Security	Shares	Value

Leisure Products (continued)
Smith & Wesson Brands Inc.	15,096	$198,210
Sturm Ruger & Co. Inc.	4,159	264,720
Vinco Ventures Inc.(a)(b)	60,474	83,454
Vista Outdoor Inc.(a)	15,915	444,029
YETI Holdings Inc.(a)	25,078	1,085,125
		12,281,781
Life Sciences Tools & Services — 1.8%
10X Genomics Inc., Class A(a)(b)	25,850	1,169,712
AbCellera Biologics Inc.(a)(b)	58,270	620,576
Adaptive Biotechnologies Corp.(a)(b)	29,584	239,335
Aduro Biotech Inc., NVS(a)(c)	4,039	10,255
Agilent Technologies Inc.	79,829	9,481,290
Avantor Inc.(a)	159,333	4,955,256
Azenta Inc.	19,129	1,379,201
Berkeley Lights Inc.(a)	12,499	62,120
BioNano Genomics Inc.(a)(b)	73,684	101,684
Bio-Rad Laboratories Inc., Class A(a)	5,577	2,760,615
Bio-Techne Corp.	10,524	3,648,039
Bruker Corp.	29,160	1,830,082
Charles River Laboratories International Inc.(a)	13,115	2,806,217
Codexis Inc.(a)	16,728	174,975
Cytek Biosciences Inc.(a)	25,669	275,428
Danaher Corp.	170,935	43,335,441
Illumina Inc.(a)	41,837	7,713,069
Inotiv Inc.(a)(b)	2,559	24,566
IQVIA Holdings Inc.(a)	50,117	10,874,888
Maravai LifeSciences Holdings Inc., Class A(a)	29,996	852,186
MaxCyte Inc.(a)	25,212	119,253
Medpace Holdings Inc.(a)	7,431	1,112,198
Mettler-Toledo International Inc.(a)	5,910	6,789,231
NanoString Technologies Inc.(a)(b)	11,934	151,562
NeoGenomics Inc.(a)(b)	28,323	230,832
Pacific Biosciences of California Inc.(a)(b)	52,245	230,923
PerkinElmer Inc.(b)	33,374	4,746,450
QIAGEN NV(a)(b)	61,358	2,896,098
Quanterix Corp.(a)	6,911	111,889
Quantum-Si Inc.(a)	35,160	81,571
Repligen Corp.(a)	14,713	2,389,391
Science 37 Holdings Inc(a)	34,952	70,254
Seer Inc., Class A(a)	10,937	97,886
SomaLogic Inc.(a)	60,005	271,223
Sotera Health Co.(a)(b)	26,294	515,099
Syneos Health Inc., Class A(a)	27,240	1,952,563
Thermo Fisher Scientific Inc.	103,314	56,128,430
Waters Corp.(a)	15,670	5,186,457
West Pharmaceutical Services Inc.	19,402	5,866,583
		181,262,828
Machinery — 1.7%
AGCO Corp.	16,432	1,621,838
Alamo Group Inc.	2,406	280,131
Albany International Corp., Class A	8,017	631,659
Allison Transmission Holdings Inc.	24,648	947,716
Altra Industrial Motion Corp.	18,102	638,096
Astec Industries Inc.	6,008	245,006
Barnes Group Inc.	12,454	387,818
Caterpillar Inc.	140,468	25,110,060
Chart Industries Inc.(a)(b)	9,537	1,596,303
CIRCOR International Inc.(a)	4,394	72,018
Columbus McKinnon Corp./NY	6,644	188,490
Crane Holdings Co.	12,679	1,110,173

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Cummins Inc.	37,098	$7,179,576
Deere & Co.	73,824	22,108,073
Desktop Metal Inc., Class A(a)(b)	52,526	115,557
Donaldson Co. Inc.	32,808	1,579,377
Douglas Dynamics Inc.	5,496	157,955
Dover Corp.	38,241	4,639,398
Energy Recovery Inc.(a)	14,943	290,193
Enerpac Tool Group Corp.(b)	15,928	302,951
EnPro Industries Inc.	5,165	423,168
Esab Corp.	12,327	539,306
ESCO Technologies Inc.	6,652	454,797
Evoqua Water Technologies Corp.(a)	29,718	966,132
Federal Signal Corp.	17,301	615,916
Flowserve Corp.	35,709	1,022,349
Fortive Corp.	94,497	5,138,747
Franklin Electric Co. Inc.	11,836	867,105
Gates Industrial Corp. PLC(a)(b)	25,173	272,120
Gorman-Rupp Co. (The)	4,768	134,934
Graco Inc.	44,483	2,642,735
Greenbrier Companies Inc. (The)	8,410	302,676
Helios Technologies Inc.	8,182	542,058
Hillenbrand Inc.	20,553	841,851
Hillman Solutions Corp.(a)	33,991	293,682
Hydrofarm Holdings Group Inc.(a)	10,233	35,611
Hyliion Holdings Corp.(a)(b)	30,960	99,691
Hyster-Yale Materials Handling Inc.	2,479	79,873
Hyzon Motors Inc.(a)(b)	32,282	94,909
IDEX Corp.	20,211	3,670,924
Illinois Tool Works Inc.	81,797	14,907,503
Ingersoll Rand Inc.	107,432	4,520,739
ITT Inc.	23,470	1,578,123
John Bean Technologies Corp.	8,664	956,679
Kadant Inc.	2,841	518,056
Kennametal Inc.	22,252	516,914
Lincoln Electric Holdings Inc.	14,992	1,849,413
Lindsay Corp.	3,117	414,000
Luxfer Holdings PLC	7,304	110,437
Markforged Holding Corp.(a)	47,428	87,742
Meritor Inc.(a)	17,415	632,687
Microvast Holdings Inc.(a)(b)	54,593	121,196
Middleby Corp. (The)(a)	14,467	1,813,583
Miller Industries Inc./TN	3,969	89,977
Mueller Industries Inc.	15,532	827,700
Mueller Water Products Inc., Class A	45,739	536,519
Nikola Corp.(a)(b)	81,730	389,035
Nordson Corp.	15,526	3,143,083
Oshkosh Corp.	17,972	1,476,220
Otis Worldwide Corp.	110,798	7,830,095
PACCAR Inc.	89,575	7,375,606
Parker-Hannifin Corp.	33,840	8,326,332
Pentair PLC	44,342	2,029,533
Proterra Inc.(a)	62,891	291,814
Proto Labs Inc.(a)	7,166	342,821
RBC Bearings Inc.(a)(b)	7,327	1,355,129
REV Group Inc.	9,436	102,569
Shyft Group Inc. (The)	8,947	166,325
Snap-on Inc.	13,940	2,746,598
SPX Corp.(a)	12,352	652,680
Standex International Corp.	3,112	263,835
Stanley Black & Decker Inc.	40,656	4,263,188
Security	Shares	Value

Machinery (continued)
Tennant Co.	4,646	$275,276
Terex Corp.	18,047	493,946
Timken Co. (The)	16,755	888,853
Titan International Inc.(a)	11,223	169,467
Toro Co. (The)	28,080	2,128,183
Trinity Industries Inc.	20,248	490,407
Wabash National Corp.	16,920	229,774
Watts Water Technologies Inc., Class A	7,050	866,022
Welbilt Inc.(a)	37,435	891,327
Westinghouse Air Brake Technologies Corp.	47,512	3,899,785
Xylem Inc./NY	47,144	3,685,718
		172,495,861
Marine — 0.0%
Costamare Inc.	18,093	218,925
Eagle Bulk Shipping Inc.	2,760	143,189
Genco Shipping & Trading Ltd.	9,092	175,658
Golden Ocean Group Ltd., NVS(a)	30,139	350,818
Kirby Corp.(a)	15,731	957,074
Matson Inc.	10,993	801,170
Safe Bulkers Inc.	25,916	98,999
		2,745,833
Media — 1.0%
Advantage Solutions Inc.(a)	20,805	79,059
Altice USA Inc., Class A(a)(b)	59,099	546,666
AMC Networks Inc., Class A(a)	7,665	223,205
Boston Omaha Corp., Class A(a)	4,966	102,548
Cable One Inc.	1,634	2,106,749
Cardlytics Inc.(a)(b)	7,934	177,008
Charter Communications Inc., Class A(a)	30,680	14,374,500
Clear Channel Outdoor Holdings Inc.(a)(b)	99,114	106,052
Comcast Corp., Class A	1,171,931	45,986,572
Daily Journal Corp.(a)	382	98,862
DISH Network Corp., Class A(a)	66,831	1,198,280
Entravision Communications Corp., Class A	21,556	98,295
EW Scripps Co. (The), Class A, NVS(a)	13,755	171,525
Fox Corp., Class A, NVS(a)	79,563	2,558,746
Fox Corp., Class B(a)	40,700	1,208,790
Gannett Co. Inc.(a)	33,374	96,785
Gray Television Inc.	21,605	364,908
iHeartMedia Inc., Class A(a)	28,456	224,518
Integral Ad Science Holding Corp.(a)(b)	5,070	50,345
Interpublic Group of Companies Inc. (The)	104,836	2,886,135
John Wiley & Sons Inc., Class A	12,380	591,269
Liberty Broadband Corp., Class A(a)	5,351	607,606
Liberty Broadband Corp., Class C, NVS(a)	34,587	3,999,641
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	21,482	774,211
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	42,977	1,549,321
Loyalty Ventures Inc.(a)	5,141	18,353
Magnite Inc.(a)(b)	34,135	303,119
New York Times Co. (The), Class A	43,852	1,223,471
News Corp., Class A, NVS(a)	104,309	1,625,134
News Corp., Class B(a)	31,641	502,775
Nexstar Media Group Inc., Class A	9,994	1,627,823
Omnicom Group Inc.	53,211	3,384,752
Paramount Global, Class B, NVS	151,921	3,749,410
PubMatic Inc., Class A(a)	11,408	181,273
Scholastic Corp., NVS	6,973	250,819
Sinclair Broadcast Group Inc., Class A	11,956	243,902
Sirius XM Holdings Inc.(b)	196,084	1,201,995

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Stagwell Inc.(a)	18,772	$101,932
TechTarget Inc.(a)	7,409	486,919
TEGNA Inc.	61,337	1,286,237
Thryv Holdings Inc.(a)	6,684	149,655
WideOpenWest Inc.(a)(b)	14,905	271,420
		96,790,585
Metals & Mining — 0.6%
5E Advanced Materials Inc.(a)(b)	10,875	132,457
Alcoa Corp.	48,848	2,226,492
Allegheny Technologies Inc.(a)	32,999	749,407
Alpha Metallurgical Resources Inc.	4,520	583,668
Arconic Corp.(a)(b)	26,111	732,414
Carpenter Technology Corp.	13,441	375,138
Century Aluminum Co.(a)(b)	12,847	94,682
Cleveland-Cliffs Inc.(a)(b)	137,229	2,109,210
Coeur Mining Inc.(a)	61,203	186,057
Commercial Metals Co.	31,858	1,054,500
Compass Minerals International Inc.	9,048	320,209
Constellium SE(a)	30,632	404,649
Freeport-McMoRan Inc.	380,888	11,144,783
Haynes International Inc.	3,899	127,770
Hecla Mining Co.	145,457	570,191
Kaiser Aluminum Corp.	4,370	345,623
Materion Corp.	5,040	371,599
MP Materials Corp.(a)	23,901	766,744
Newmont Corp.	210,282	12,547,527
NovaGold Resources Inc.(a)	62,308	299,701
Nucor Corp.	69,719	7,279,361
Piedmont Lithium Inc.(a)(b)	4,898	178,336
Ramaco Resources Inc.	6,767	88,986
Reliance Steel & Aluminum Co.	15,910	2,702,473
Royal Gold Inc.	17,998	1,921,826
Ryerson Holding Corp.	5,040	107,302
Schnitzer Steel Industries Inc., Class A	6,273	206,005
Southern Copper Corp.	21,715	1,081,624
SSR Mining Inc.(b)	53,372	891,312
Steel Dynamics Inc.	46,053	3,046,406
SunCoke Energy Inc.	26,443	180,077
TimkenSteel Corp.(a)	10,096	188,896
U.S. Steel Corp.(b)	68,959	1,235,056
Warrior Met Coal Inc.	12,255	375,126
Worthington Industries Inc.	9,466	417,451
		55,043,058
Mortgage Real Estate Investment — 0.2%
AFC Gamma Inc.	5,868	89,956
AGNC Investment Corp.	138,153	1,529,354
Annaly Capital Management Inc.	401,592	2,373,409
Apollo Commercial Real Estate Finance Inc.	41,344	431,631
Arbor Realty Trust Inc.	41,858	548,758
Ares Commercial Real Estate Corp.	11,155	136,426
ARMOUR Residential REIT Inc.	15,277	107,550
Blackstone Mortgage Trust Inc., Class A	49,175	1,360,672
BrightSpire Capital Inc.	23,636	178,452
Broadmark Realty Capital Inc.	34,734	233,065
Chimera Investment Corp.	60,429	532,984
Claros Mortgage Trust Inc.	22,943	384,295
Dynex Capital Inc.	7,436	118,381
Ellington Financial Inc.	13,816	202,681
Franklin BSP Realty Trust Inc.	7,653	103,162
Granite Point Mortgage Trust Inc.	15,955	152,689
Security	Shares	Value

Mortgage Real Estate Investment (continued)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	23,060	$873,052
Invesco Mortgage Capital Inc.	4,938	72,490
KKR Real Estate Finance Trust Inc.	16,046	280,003
Ladder Capital Corp.	28,162	296,827
MFA Financial Inc.	29,981	322,296
New Residential Investment Corp.	113,460	1,057,447
New York Mortgage Trust Inc.	93,309	257,533
Orchid Island Capital Inc.	33,027	94,127
PennyMac Mortgage Investment Trust	23,879	330,246
Ready Capital Corp.	21,567	257,079
Redwood Trust Inc.	31,814	245,286
Starwood Property Trust Inc.	75,429	1,575,712
TPG RE Finance Trust Inc.	14,979	134,961
Two Harbors Investment Corp.	96,647	481,302
		14,761,826
Multi-Utilities — 0.8%
Ameren Corp.	67,446	6,094,421
Avista Corp.	18,236	793,448
Black Hills Corp.	16,171	1,176,764
CenterPoint Energy Inc.(b)	164,168	4,856,089
CMS Energy Corp.	77,361	5,221,867
Consolidated Edison Inc.	93,717	8,912,487
Dominion Energy Inc.	214,204	17,095,621
DTE Energy Co.	51,453	6,521,668
NiSource Inc.	103,526	3,052,982
NorthWestern Corp.	13,845	815,886
Public Service Enterprise Group Inc.	131,972	8,351,188
Sempra Energy	82,988	12,470,607
Unitil Corp.	3,441	202,055
WEC Energy Group Inc.	83,253	8,378,582
		83,943,665
Multiline Retail — 0.5%
Big Lots Inc.	9,001	188,751
Dillard’s Inc., Class A(b)	1,054	232,481
Dollar General Corp.	60,233	14,783,587
Dollar Tree Inc.(a)	56,005	8,728,379
Franchise Group Inc.	7,680	269,338
Kohl’s Corp.	34,223	1,221,419
Macy’s Inc.	74,135	1,358,153
Nordstrom Inc.	29,192	616,827
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	17,077	1,003,274
Target Corp.	122,248	17,265,085
		45,667,294
Oil, Gas & Consumable Fuels — 4.0%
Aemetis Inc.(a)(b)	7,091	34,817
Amplify Energy Corp.(a)	13,949	91,226
Antero Midstream Corp.	89,487	809,857
Antero Resources Corp.(a)	77,485	2,374,915
APA Corp.	89,990	3,140,651
Arch Resources Inc.	4,053	579,944
Archaea Energy Inc.(a)	18,438	286,342
Ardmore Shipping Corp.(a)	13,383	93,280
Berry Corp.	23,116	176,144
Brigham Minerals Inc., Class A	14,200	349,746
California Resources Corp.	19,535	752,097
Callon Petroleum Co.(a)	13,004	509,757
Centennial Resource Development Inc./DE, Class A(a)(b)	47,512	284,122
Cheniere Energy Inc.	66,507	8,847,426

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.	33,030	$2,678,733
Chevron Corp.	518,905	75,127,066
Civitas Resources Inc.	19,504	1,019,864
Clean Energy Fuels Corp.(a)	35,037	156,966
CNX Resources Corp.(a)	53,186	875,442
Comstock Resources Inc.(a)	22,539	272,271
ConocoPhillips	340,983	30,623,683
CONSOL Energy Inc.(a)	9,653	476,665
Continental Resources Inc./OK	9,919	648,207
Coterra Energy Inc.	209,164	5,394,340
Crescent Energy Co.(b)	9,322	116,339
CVR Energy Inc.	7,579	253,896
Delek U.S. Holdings Inc.(a)	19,278	498,144
Denbury Inc.(a)	13,952	836,980
Devon Energy Corp.	173,053	9,536,951
DHT Holdings Inc.(b)	27,233	166,938
Diamondback Energy Inc.	47,026	5,697,200
Dorian LPG Ltd.	9,501	144,415
DTE Midstream LLC(a)	25,236	1,237,069
Earthstone Energy Inc., Class A(a)(b)	8,960	122,304
Energy Fuels Inc./Canada(a)(b)	39,876	195,791
Enviva Inc.	7,903	452,210
EOG Resources Inc.	154,095	17,018,252
EQT Corp.	97,199	3,343,646
Equitrans Midstream Corp.	112,370	714,673
Escrow PetroCorp.(c)	1,248	—
Excelerate Energy Inc., Class A (a)	12,158	242,187
Exxon Mobil Corp.	1,113,152	95,330,337
FLEX LNG Ltd., NVS(a)(b)	7,285	199,536
Frontline Ltd./Bermuda(a)(b)	33,665	298,272
Gevo Inc.(a)(b)	53,496	125,716
Golar LNG Ltd.(a)(b)	25,052	569,933
Green Plains Inc.(a)(b)	9,493	257,925
Gulfport Energy Corp.(a)(b)	2,962	235,509
Hess Corp.	73,949	7,834,157
HF Sinclair Corp.	39,549	1,786,033
HighPeak Energy Inc.	3,646	93,411
International Seaways Inc.	13,469	285,543
Kinder Morgan Inc.	533,933	8,948,717
Kinetik Holdings Inc.	4,928	168,242
Kosmos Energy Ltd.(a)	124,883	773,026
Laredo Petroleum Inc.(a)	4,695	323,673
Magnolia Oil & Gas Corp., Class A	43,304	908,951
Marathon Oil Corp.	186,182	4,185,371
Marathon Petroleum Corp.	142,568	11,720,515
Matador Resources Co.	30,182	1,406,179
Murphy Oil Corp.	38,211	1,153,590
New Fortress Energy Inc.	12,979	513,579
Nordic American Tankers Ltd.(b)	51,805	110,345
Northern Oil and Gas Inc.	17,644	445,687
Oasis Petroleum Inc.	5,356	651,557
Occidental Petroleum Corp.	215,729	12,702,124
ONEOK Inc.	117,738	6,534,459
Ovintiv Inc.	68,943	3,046,591
Par Pacific Holdings Inc.(a)	11,379	177,399
PBF Energy Inc., Class A(a)	26,530	769,901
PDC Energy Inc.	25,772	1,587,813
Peabody Energy Corp.(a)(b)	30,699	654,810
Phillips 66	127,089	10,420,027
Pioneer Natural Resources Co.	63,440	14,152,195
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.(a)	69,250	$1,713,937
Ranger Oil Corp.(a)	6,278	206,358
REX American Resources Corp.(a)	1,548	131,270
Ring Energy Inc.(a)	30,779	81,872
SandRidge Energy Inc.(a)	4,900	76,783
Scorpio Tankers Inc.	12,862	443,868
SFL Corp. Ltd.	36,564	346,992
SilverBow Resources Inc.(a)	3,478	98,636
SM Energy Co.	32,053	1,095,892
Southwestern Energy Co.(a)	297,250	1,857,812
Talos Energy Inc.(a)	18,469	285,715
Targa Resources Corp.	60,794	3,627,578
Teekay Tankers Ltd., Class A(a)	6,441	113,555
Tellurian Inc.(a)(b)	140,194	417,778
Texas Pacific Land Corp.	1,546	2,300,479
Uranium Energy Corp.(a)(b)	63,505	195,595
Ur-Energy Inc.(a)(b)	92,724	98,287
VAALCO Energy Inc.	15,956	110,735
Valero Energy Corp.	106,838	11,354,743
Vertex Energy Inc.(a)	15,895	167,215
W&T Offshore Inc.(a)	33,329	143,981
Whiting Petroleum Corp.	10,224	695,539
Williams Companies Inc. (The)	323,694	10,102,490
World Fuel Services Corp.	17,847	365,150
		400,583,939
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	4,543	152,781
Glatfelter Corp.	10,498	72,226
Louisiana-Pacific Corp.	20,609	1,080,118
Neenah Inc.	4,648	158,683
Resolute Forest Products Inc.(a)	10,773	137,463
Sylvamo Corp.	9,429	308,140
		1,909,411
Personal Products — 0.2%
Beauty Health Co. (The)(a)(b)	22,924	294,803
BellRing Brands Inc.(a)(b)	30,955	770,470
Coty Inc., Class A(a)	89,971	720,668
Edgewell Personal Care Co.	15,210	525,049
elf Beauty Inc.(a)	12,259	376,106
Estee Lauder Companies Inc. (The), Class A(b)	60,628	15,440,133
Herbalife Nutrition Ltd.(a)(b)	28,491	582,641
Inter Parfums Inc.	5,062	369,830
Medifast Inc.	3,212	579,798
Nu Skin Enterprises Inc., Class A	11,928	516,482
Olaplex Holdings Inc.(a)(b)	34,737	489,444
USANA Health Sciences Inc.(a)	3,636	263,101
Veru Inc.(a)(b)	16,616	187,761
		21,116,286
Pharmaceuticals — 4.3%
Aclaris Therapeutics Inc.(a)(b)	17,962	250,750
Aerie Pharmaceuticals Inc.(a)	12,150	91,125
Amneal Pharmaceuticals Inc.(a)	26,801	85,227
Amphastar Pharmaceuticals Inc.(a)	10,524	366,130
ANI Pharmaceuticals Inc.(a)	3,212	95,300
Arvinas Inc.(a)(b)	11,700	492,453
Atea Pharmaceuticals Inc.(a)	18,317	130,051
Axsome Therapeutics Inc.(a)	7,102	272,007
Bristol-Myers Squibb Co.	562,684	43,326,668
Cara Therapeutics Inc.(a)(b)	9,226	84,233

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Cassava Sciences Inc.(a)(b)	10,023	$281,847
Catalent Inc.(a)	45,018	4,829,981
Collegium Pharmaceutical Inc.(a)	9,486	168,092
Corcept Therapeutics Inc.(a)	23,126	549,936
DICE Therapeutics Inc.(a)(b)	5,040	78,221
Elanco Animal Health Inc.(a)(b)	118,576	2,327,647
Eli Lilly & Co.	222,485	72,136,312
Esperion Therapeutics Inc.(a)(b)	8,387	53,341
Evolus Inc.(a)(b)	11,621	134,804
Fulcrum Therapeutics Inc.(a)	6,331	31,022
Harmony Biosciences Holdings Inc.(a)	7,425	362,117
Innoviva Inc.(a)(b)	18,620	274,831
Intra-Cellular Therapies Inc.(a)	24,527	1,400,001
Jazz Pharmaceuticals PLC(a)	15,913	2,482,587
Johnson & Johnson	694,911	123,353,652
Liquidia Corp.(a)	21,507	93,771
Merck & Co. Inc.	668,248	60,924,170
Nektar Therapeutics(a)	45,401	172,524
NGM Biopharmaceuticals Inc.(a)	6,623	84,907
Nuvation Bio Inc.(a)(b)	41,767	135,325
Organon & Co.	68,617	2,315,824
Pacira BioSciences Inc.(a)	11,877	692,429
Perrigo Co. PLC	37,146	1,507,013
Pfizer Inc.	1,492,377	78,245,326
Phathom Pharmaceuticals Inc.(a)(b)	5,930	50,049
Phibro Animal Health Corp., Class A	5,194	99,361
Prestige Consumer Healthcare Inc.(a)	13,704	805,795
Reata Pharmaceuticals Inc., Class A(a)(b)	7,377	224,187
Relmada Therapeutics Inc.(a)	5,353	101,653
Revance Therapeutics Inc.(a)(b)	17,046	235,576
Royalty Pharma PLC, Class A	98,318	4,133,289
SIGA Technologies Inc.	12,183	141,079
Supernus Pharmaceuticals Inc.(a)(b)	13,172	380,934
Tarsus Pharmaceuticals Inc.(a)	9,365	136,729
TherapeuticsMD Inc.(a)	1	10
Theravance Biopharma Inc.(a)	15,475	140,203
Tricida Inc.(a)(b)	11,350	109,868
Ventyx Biosciences Inc.(a)	10,136	123,963
Viatris Inc.	321,520	3,366,314
Xeris Biopharma Holdings Inc.(a)	64,341	99,085
Zoetis Inc.	124,885	21,466,483
		429,444,202
Professional Services — 0.6%
Alight Inc., Class A(a)	90,199	608,843
ASGN Inc.(a)	13,378	1,207,364
Barrett Business Services Inc.	1,751	127,595
Booz Allen Hamilton Holding Corp.	34,184	3,088,866
CACI International Inc., Class A(a)	6,096	1,717,731
CBIZ Inc.(a)	13,637	544,935
Clarivate PLC(a)(b)	123,743	1,715,078
CoStar Group Inc.(a)	104,037	6,284,875
CRA International Inc.	2,645	236,251
Dun & Bradstreet Holdings Inc.(a)(b)	68,072	1,023,122
Equifax Inc.	32,012	5,851,153
Exponent Inc.	13,469	1,232,009
First Advantage Corp.(a)	15,134	191,748
Forrester Research Inc.(a)	3,651	174,664
Franklin Covey Co.(a)	4,398	203,100
FTI Consulting Inc.(a)(b)	8,607	1,556,576
Heidrick & Struggles International Inc.	4,480	144,973
Security	Shares	Value

Professional Services (continued)
HireRight Holdings Corp.(a)(b)	8,485	$120,572
Huron Consulting Group Inc.(a)	5,814	377,852
ICF International Inc.	4,880	463,600
Insperity Inc.	9,456	943,992
Jacobs Engineering Group Inc.	33,425	4,249,320
KBR Inc.	36,612	1,771,655
Kelly Services Inc., Class A, NVS	10,138	201,037
Kforce Inc.	5,083	311,791
Korn Ferry	14,226	825,393
Legalzoomcom Inc.(a)(b)	25,275	277,772
Leidos Holdings Inc.	35,848	3,610,252
ManpowerGroup Inc.	14,792	1,130,257
ManTech International Corp./VA, Class A	8,155	778,395
Nielsen Holdings PLC	96,520	2,241,194
Planet Labs PBC(a)(b)	45,051	195,071
Resources Connection Inc.	10,763	219,242
Robert Half International Inc.	28,478	2,132,717
Science Applications International Corp.	14,669	1,365,684
Skillsoft Corp.(a)	29,387	103,442
Sterling Check Corp.(a)(b)	5,954	97,110
TransUnion	50,533	4,042,135
TriNet Group Inc.(a)	10,401	807,326
TrueBlue Inc.(a)	10,042	179,752
Upwork Inc.(a)	30,581	632,415
Verisk Analytics Inc.	40,897	7,078,862
		60,065,721
Real Estate Management & Development — 0.2%
Anywhere Real Estate Inc.(a)(b)	31,682	311,434
CBRE Group Inc., Class A(a)	86,818	6,390,673
Compass Inc., Class A(a)	75,256	271,674
Cushman & Wakefield PLC(a)(b)	37,958	578,480
DigitalBridge Group Inc.(a)	168,505	822,304
Douglas Elliman Inc.	20,683	99,072
eXp World Holdings Inc.(b)	16,309	191,957
FRP Holdings Inc.(a)	2,533	152,867
Howard Hughes Corp. (The)(a)(b)	10,969	746,440
Jones Lang LaSalle Inc.(a)	12,783	2,235,235
Kennedy-Wilson Holdings Inc.	31,858	603,390
Marcus & Millichap Inc.	5,625	208,069
Newmark Group Inc., Class A	41,865	404,835
Opendoor Technologies Inc.(a)(b)	118,946	560,236
RE/MAX Holdings Inc., Class A	4,551	111,591
Redfin Corp.(a)(b)	27,181	223,971
RMR Group Inc. (The), Class A	4,159	117,908
Seritage Growth Properties, Class A(a)	8,618	44,900
St Joe Co. (The)(b)	8,458	334,598
Tejon Ranch Co.(a)	8,483	131,656
WeWork Inc., Class A(a)(b)	38,401	192,773
Zillow Group Inc., Class A(a)	15,961	507,719
Zillow Group Inc., Class C, NVS(a)(b)	44,808	1,422,654
		16,664,436
Road & Rail — 1.0%
AMERCO	2,326	1,112,363
ArcBest Corp.	6,202	436,435
Avis Budget Group Inc.(a)	7,909	1,163,256
CSX Corp.	575,477	16,723,362
Heartland Express Inc.	11,961	166,377
Hertz Global Holdings Inc.(a)(b)	61,924	980,876
JB Hunt Transport Services Inc.	22,094	3,479,142
Knight-Swift Transportation Holdings Inc.(b)	42,265	1,956,447

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Landstar System Inc.	9,431	$1,371,456
Lyft Inc., Class A(a)	77,673	1,031,497
Marten Transport Ltd.	14,180	238,508
Norfolk Southern Corp.	62,926	14,302,450
Old Dominion Freight Line Inc.	26,850	6,881,118
Ryder System Inc.	13,266	942,682
Saia Inc.(a)	7,125	1,339,500
Schneider National Inc., Class B	14,874	332,880
TuSimple Holdings Inc., Class A(a)(b)	35,069	253,549
Uber Technologies Inc.(a)	502,325	10,277,569
Union Pacific Corp.	165,358	35,267,554
Universal Logistics Holdings Inc.	3,538	96,623
Werner Enterprises Inc.	16,450	633,983
XPO Logistics Inc.(a)	27,929	1,345,061
		100,332,688
Semiconductors & Semiconductor Equipment — 4.6%
ACM Research Inc., Class A(a)(b)	14,015	235,872
Advanced Micro Devices Inc.(a)	426,284	32,597,938
Allegro MicroSystems Inc.(a)	12,588	260,446
Alpha & Omega Semiconductor Ltd.(a)(b)	6,410	213,709
Ambarella Inc.(a)	9,303	608,974
Amkor Technology Inc.	29,156	494,194
Analog Devices Inc.	137,531	20,091,904
Applied Materials Inc.	232,429	21,146,390
Axcelis Technologies Inc.(a)	8,185	448,865
Broadcom Inc.	105,220	51,116,928
CEVA Inc.(a)	5,687	190,856
Cirrus Logic Inc.(a)	15,407	1,117,624
CMC Materials Inc.	7,391	1,289,656
Cohu Inc.(a)(b)	11,150	309,413
Credo Technology Group Holdings Ltd.(a)(b)	10,052	117,407
Diodes Inc.(a)	11,045	713,176
Enphase Energy Inc.(a)	34,327	6,702,003
Entegris Inc.	35,511	3,271,628
First Solar Inc.(a)	27,726	1,888,972
FormFactor Inc.(a)	20,505	794,159
GLOBALFOUNDRIES Inc.(a)(b)	16,475	664,602
Ichor Holdings Ltd.(a)	7,357	191,135
Impinj Inc.(a)(b)	4,734	277,744
indie Semiconductor Inc., Class A(a)(b)	32,940	187,758
Intel Corp.	1,079,134	40,370,403
KLA Corp.	39,228	12,516,870
Kulicke & Soffa Industries Inc.	15,148	648,486
Lam Research Corp.	36,543	15,572,799
Lattice Semiconductor Corp.(a)	35,560	1,724,660
MACOM Technology Solutions Holdings Inc., Class H(a)	13,195	608,290
Marvell Technology Inc.	224,398	9,768,045
MaxLinear Inc.(a)	18,841	640,217
Microchip Technology Inc.	142,064	8,251,077
Micron Technology Inc.	294,100	16,257,848
MKS Instruments Inc.	14,533	1,491,522
Monolithic Power Systems Inc.	11,915	4,575,837
NeoPhotonics Corp.(a)	15,678	246,615
Nvidia Corp.	635,887	96,394,110
ON Semiconductor Corp.(a)	114,172	5,743,993
Onto Innovation Inc.(a)	12,316	858,918
PDF Solutions Inc.(a)	10,162	218,585
Photronics Inc.(a)	16,317	317,855
Power Integrations Inc.	15,708	1,178,257
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Qorvo Inc.(a)	29,222	$2,756,219
Qualcomm Inc.	295,273	37,718,173
Rambus Inc.(a)	27,481	590,567
Rockley Photonics Holdings Ltd.(a)(b)	44,164	96,278
Semtech Corp.(a)	16,620	913,601
Silicon Laboratories Inc.(a)(b)	9,758	1,368,267
SiTime Corp.(a)	4,322	704,616
Skyworks Solutions Inc.	43,211	4,003,067
SMART Global Holdings Inc.(a)	14,177	232,078
SunPower Corp.(a)	19,846	313,765
Synaptics Inc.(a)	10,304	1,216,387
Teradyne Inc.	42,295	3,787,517
Texas Instruments Inc.	243,449	37,405,939
Ultra Clean Holdings Inc.(a)	11,554	343,963
Universal Display Corp.	11,860	1,199,520
Veeco Instruments Inc.(a)(b)	11,288	218,987
Wolfspeed Inc.(a)(b)	31,127	1,975,008
		457,159,692
Software — 9.2%
8x8 Inc.(a)	28,238	145,426
A10 Networks Inc.	14,988	215,527
ACI Worldwide Inc.(a)	31,858	824,804
Adobe Inc.(a)	124,422	45,545,917
Agilysys Inc.(a)	6,733	318,269
Alarm.com Holdings Inc.(a)	12,265	758,713
Alkami Technology Inc.(a)(b)	7,474	103,814
Altair Engineering Inc., Class A(a)(b)	14,069	738,622
Alteryx Inc., Class A(a)(b)	15,588	754,771
American Software Inc./GA, Class A	6,256	101,097
Amplitude Inc., Class A(a)	17,295	247,146
Ansys Inc.(a)	22,986	5,500,320
Appfolio Inc., Class A(a)(b)	4,815	436,432
Appian Corp.(a)	10,356	490,460
AppLovin Corp., Class A(a)	59,895	2,062,784
Asana Inc., Class A(a)	19,784	347,803
Aspen Technology Inc.(a)	7,431	1,364,926
Atlassian Corp. PLC, Class A(a)(b)	36,347	6,811,428
Autodesk Inc.(a)	57,526	9,892,171
Avalara Inc.(a)	22,538	1,591,183
AvePoint Inc.(a)(b)	39,427	171,113
Benefitfocus Inc.(a)	10,232	79,605
Bentley Systems Inc., Class B(b)	45,797	1,525,040
Bill.com Holdings Inc.(a)(b)	25,951	2,853,053
Black Knight Inc.(a)	41,187	2,693,218
Blackbaud Inc.(a)(b)	12,908	749,568
Blackline Inc.(a)	14,952	995,803
Blend Labs Inc., Class A(a)(b)	60,473	142,716
Box Inc., Class A(a)(b)	34,332	863,106
BTRS Holdings Inc., Class 1(a)(b)	18,246	90,865
C3.ai Inc., Class A(a)(b)	15,695	286,591
Cadence Design Systems Inc.(a)	71,438	10,717,843
CCC Intelligent Solutions Holdings Inc.(a)	46,394	426,825
CDK Global Inc.	30,731	1,683,137
Cerence Inc.(a)	9,977	251,720
Ceridian HCM Holding Inc.(a)(b)	37,556	1,768,136
ChannelAdvisor Corp.(a)	5,046	73,571
Citrix Systems Inc.	33,471	3,252,377
Cleanspark Inc.(a)(b)	10,134	39,725
Clear Secure Inc., Class A(a)(b)	16,704	334,080
CommVault Systems Inc.(a)	11,201	704,543

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Confluent Inc., Class A(a)	33,878	$787,325
Consensus Cloud Solutions Inc.(a)	3,820	166,858
Couchbase Inc.(a)(b)	9,465	155,415
Coupa Software Inc.(a)	19,671	1,123,214
Crowdstrike Holdings Inc., Class A(a)	55,688	9,386,769
CS Disco Inc.(a)(b)	3,398	61,300
Cvent Holding Corp.(a)(b)	25,308	116,923
Datadog Inc., Class A(a)	68,392	6,513,654
Digital Turbine Inc.(a)	22,724	396,988
DocuSign Inc.(a)	52,802	3,029,779
Dolby Laboratories Inc., Class A	17,452	1,248,865
Domo Inc., Class B(a)	6,931	192,682
DoubleVerify Holdings Inc.(a)(b)	18,181	412,163
Dropbox Inc., Class A(a)	75,342	1,581,429
Duck Creek Technologies Inc.(a)(b)	19,664	292,010
Dynatrace Inc.(a)	52,065	2,053,444
E2open Parent Holdings Inc.(a)	54,122	421,069
Ebix Inc.	6,843	115,647
eGain Corp.(a)	9,278	90,460
Elastic NV(a)	19,562	1,323,760
Enfusion Inc., Class A(a)(b)	6,258	63,894
EngageSmart Inc.(a)	5,549	89,228
Envestnet Inc.(a)	14,799	780,943
Everbridge Inc.(a)	9,681	270,003
Fair Isaac Corp.(a)(b)	6,760	2,710,084
Five9 Inc.(a)	17,844	1,626,302
ForgeRock Inc., Class A (a)(b)	9,353	200,341
Fortinet Inc.(a)	172,375	9,752,977
Greenidge Generation Holdings Inc.(a)	2,378	6,040
GTY Technology Holdings Inc.(a)	19,308	120,868
Guidewire Software Inc.(a)(b)	21,925	1,556,456
HubSpot Inc.(a)	11,965	3,597,277
Informatica Inc. , Class A(a)(b)	8,841	183,628
Instructure Holdings Inc.(a)(b)	5,236	118,857
InterDigital Inc.	8,940	543,552
Intuit Inc.	72,720	28,029,197
Jamf Holding Corp.(a)	18,056	447,247
KnowBe4 Inc., Class A(a)	19,988	312,213
LivePerson Inc.(a)(b)	16,610	234,865
LiveRamp Holdings Inc.(a)	16,751	432,343
Mandiant Inc.(a)	61,331	1,338,242
Manhattan Associates Inc.(a)	16,586	1,900,756
Marathon Digital Holdings Inc.(a)(b)	25,017	133,591
Matterport Inc.(a)(b)	65,647	240,268
MeridianLink Inc.(a)	6,077	101,486
Microsoft Corp.	1,975,717	507,423,397
MicroStrategy Inc., Class A(a)(b)	2,557	420,115
Mitek Systems Inc.(a)	8,100	74,844
Model N Inc.(a)	9,682	247,666
Momentive Global Inc.(a)	32,214	283,483
N-able Inc.(a)(b)	8,947	80,523
nCino Inc.(a)(b)	14,848	459,100
NCR Corp.(a)(b)	33,706	1,048,594
New Relic Inc.(a)	13,830	692,191
NortonLifeLock Inc.	148,968	3,271,337
Nutanix Inc., Class A(a)(b)	55,716	815,125
Olo Inc., Class A(a)(b)	26,863	265,138
ON24 Inc.(a)	4,098	38,890
OneSpan Inc.(a)	7,038	83,752
Oracle Corp.	398,128	27,817,203
Security	Shares	Value

Software (continued)
PagerDuty Inc.(a)(b)	21,322	$528,359
Palantir Technologies Inc., Class A(a)(b)	484,108	4,390,860
Palo Alto Networks Inc.(a)(b)	25,534	12,612,264
Paycom Software Inc.(a)	13,593	3,807,671
Paycor HCM Inc.(a)(b)	12,661	329,186
Paylocity Holding Corp.(a)	10,469	1,826,003
Pegasystems Inc.	11,027	527,532
Ping Identity Holding Corp.(a)(b)	21,444	388,994
Procore Technologies Inc.(a)	20,222	917,877
Progress Software Corp.	11,797	534,404
PROS Holdings Inc.(a)	11,842	310,616
PTC Inc.(a)	28,183	2,996,980
Q2 Holdings Inc.(a)(b)	14,862	573,227
Qualys Inc.(a)	10,041	1,266,572
Rapid7 Inc.(a)	15,250	1,018,700
RingCentral Inc., Class A(a)	21,391	1,117,894
Riot Blockchain Inc.(a)(b)	22,092	92,565
Roper Technologies Inc.	27,890	11,006,788
SailPoint Technologies Holdings Inc.(a)	24,893	1,560,293
Salesforce Inc.(a)	253,965	41,914,384
Sapiens International Corp. NV	6,910	167,153
SentinelOne Inc., Class A(a)	46,079	1,075,023
ServiceNow Inc.(a)	52,877	25,144,071
Smartsheet Inc., Class A(a)	32,098	1,008,840
Splunk Inc.(a)	42,232	3,735,843
Sprout Social Inc., Class A(a)	11,679	678,199
SPS Commerce Inc.(a)	9,172	1,036,895
Sumo Logic Inc.(a)	22,803	170,794
Synopsys Inc.(a)	39,966	12,137,674
Telos Corp.(a)	10,497	84,816
Tenable Holdings Inc.(a)	28,983	1,316,118
Teradata Corp.(a)	26,422	977,878
Trade Desk Inc. (The), Class A(a)(b)	114,910	4,813,580
Tyler Technologies Inc.(a)	10,716	3,562,856
UiPath Inc., Class A(a)	100,409	1,826,440
Unity Software Inc.(a)(b)	55,939	2,059,674
Upland Software Inc.(a)	5,986	86,917
UserTesting Inc.(a)(b)	22,719	114,049
Varonis Systems Inc.(a)	27,591	808,968
Verint Systems Inc.(a)(b)	17,854	756,117
Veritone Inc.(a)(b)	6,173	40,310
VMware Inc., Class A	55,011	6,270,154
Vonage Holdings Corp.(a)	68,995	1,299,866
WM Technology Inc.(a)(b)	25,940	85,343
Workday Inc., Class A(a)	51,044	7,124,721
Workiva Inc.(a)	13,126	866,185
Xperi Holding Corp.	28,160	406,349
Yext Inc.(a)	25,646	122,588
Zendesk Inc.(a)(b)	32,424	2,401,646
Zoom Video Communications Inc., Class A(a)	67,010	7,235,070
Zscaler Inc.(a)(b)	22,269	3,329,438
Zuora Inc., Class A(a)	29,589	264,822
		913,965,584
Specialty Retail — 2.1%
Aaron’s Co. Inc. (The)	9,356	136,130
Abercrombie & Fitch Co., Class A(a)(b)	14,280	241,618
Academy Sports & Outdoors Inc.	20,427	725,976
Advance Auto Parts Inc.	16,535	2,862,043
American Eagle Outfitters Inc.	39,044	436,512
America’s Car-Mart Inc./TX(a)(b)	1,964	197,578

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Arko Corp.	18,758	$153,065
Asbury Automotive Group Inc.(a)	5,954	1,008,250
AutoNation Inc.(a)	10,063	1,124,641
AutoZone Inc.(a)	5,213	11,203,363
Bath & Body Works Inc.	64,554	1,737,794
Bed Bath & Beyond Inc.(a)	28,432	141,307
Best Buy Co. Inc.	53,541	3,490,338
Boot Barn Holdings Inc.(a)	8,218	566,302
Buckle Inc. (The)	6,829	189,095
Build-A-Bear Workshop Inc., Class A	5,692	93,463
Burlington Stores Inc.(a)	17,607	2,398,602
Caleres Inc.	10,738	281,765
Camping World Holdings Inc., Class A(b)	10,963	236,691
CarMax Inc.(a)	42,880	3,879,782
Carvana Co., Class A(a)(b)	29,239	660,217
Chico’s FAS Inc.(a)	32,246	160,263
Children’s Place Inc. (The)(a)(b)	3,261	126,918
Designer Brands Inc., Class A	17,812	232,625
Dick’s Sporting Goods Inc.	14,968	1,128,138
EVgo Inc.(a)(b)	20,810	125,068
Five Below Inc.(a)	14,697	1,667,081
Floor & Decor Holdings Inc., Class A(a)	26,872	1,691,861
Foot Locker Inc.	20,915	528,104
GameStop Corp., Class A(a)(b)	17,893	2,188,314
Gap Inc. (The)	53,506	440,889
Genesco Inc.(a)(b)	3,212	160,311
Group 1 Automotive Inc.	4,385	744,573
GrowGeneration Corp.(a)(b)	14,357	51,542
Guess? Inc.	9,610	163,850
Haverty Furniture Companies Inc.	4,607	106,790
Hibbett Inc.	4,216	184,281
Home Depot Inc. (The)	272,488	74,735,284
Leslie’s Inc.(a)(b)	42,036	638,106
Lithia Motors Inc.	7,467	2,052,006
LL Flooring Holdings Inc.(a)	6,783	63,557
Lowe’s Companies Inc.	174,426	30,466,989
MarineMax Inc.(a)	5,328	192,447
Monro Inc.	8,458	362,679
Murphy USA Inc.	6,038	1,406,069
National Vision Holdings Inc.(a)(b)	20,770	571,175
O’Reilly Automotive Inc.(a)	17,184	10,856,164
ODP Corp. (The)(a)	11,869	358,919
OneWater Marine Inc., Class A(a)	3,394	112,172
Penske Automotive Group Inc.	7,067	739,844
Petco Health & Wellness Co. Inc.(a)(b)	23,534	346,891
Rent-A-Center Inc./TX	17,127	333,120
RH(a)	4,536	962,811
Ross Stores Inc.	91,429	6,421,059
Sally Beauty Holdings Inc.(a)	27,890	332,449
Shoe Carnival Inc.	3,616	78,142
Signet Jewelers Ltd.	13,306	711,339
Sleep Number Corp.(a)(b)	5,812	179,881
Sonic Automotive Inc., Class A	7,309	267,729
Sportsman’s Warehouse Holdings Inc.(a)	13,399	128,496
TJX Companies Inc. (The)	310,296	17,330,032
Tractor Supply Co.	29,499	5,718,381
TravelCenters of America Inc.(a)	4,076	140,500
Ulta Beauty, Inc.(a)(b)	13,592	5,239,444
Urban Outfitters Inc.(a)(b)	18,922	353,084
Victoria’s Secret & Co.(a)	20,484	572,937
Security	Shares	Value

Specialty Retail (continued)
Volta Inc.(a)(b)	61,056	$79,373
Warby Parker Inc.(a)(b)	25,999	292,749
Williams-Sonoma Inc.	18,647	2,068,885
Winmark Corp.	779	152,349
Zumiez Inc.(a)	5,432	141,232
		205,871,434
Technology Hardware, Storage & Peripherals — 5.8%
3D Systems Corp.(a)	31,205	302,689
Apple Inc.	4,037,563	552,015,613
Avid Technology Inc.(a)	10,856	281,713
Corsair Gaming Inc.(a)	6,156	80,828
Dell Technologies Inc., Class C	71,272	3,293,479
Eastman Kodak Co.(a)(b)	12,938	60,032
Hewlett Packard Enterprise Co.	347,446	4,607,134
HP Inc.	277,613	9,100,154
IonQ Inc.(a)	37,201	162,941
NetApp Inc.	58,966	3,846,942
Pure Storage Inc., Class A(a)	75,303	1,936,040
Super Micro Computer Inc.(a)	12,405	500,542
Western Digital Corp.(a)	83,146	3,727,435
Xerox Holdings Corp.	33,750	501,188
		580,416,730
Textiles, Apparel & Luxury Goods — 0.6%
Allbirds Inc.(a)(b)	34,175	134,308
Capri Holdings Ltd.(a)	37,596	1,541,812
Carter’s Inc.	9,877	696,131
Columbia Sportswear Co.	10,063	720,309
Crocs Inc.(a)	15,311	745,186
Deckers Outdoor Corp.(a)	7,178	1,832,902
Ermenegildo Zegna Holditalia SpA(a)(b)	16,786	177,092
Fossil Group Inc.(a)	10,735	55,500
G-III Apparel Group Ltd.(a)	11,300	228,599
Hanesbrands Inc.	95,633	984,064
Kontoor Brands Inc.	14,217	474,421
Lululemon Athletica Inc.(a)	29,447	8,027,547
Movado Group Inc.	4,375	135,319
Nike Inc., Class B	322,715	32,981,473
Oxford Industries Inc.	4,621	410,067
PLBY Group Inc.(a)(b)	8,249	52,794
PVH Corp.	19,108	1,087,245
Ralph Lauren Corp.	12,427	1,114,081
Skechers U.S.A. Inc., Class A(a)	35,168	1,251,277
Steven Madden Ltd.	22,296	718,154
Tapestry Inc.	70,305	2,145,709
Under Armour Inc., Class A(a)	50,508	420,732
Under Armour Inc., Class C, NVS(a)	51,401	389,620
VF Corp.	92,943	4,105,292
Wolverine World Wide Inc.	22,702	457,672
		60,887,306
Thrifts & Mortgage Finance — 0.1%
Axos Financial Inc.(a)	15,277	547,680
Blue Foundry Bancorp(a)(b)	8,518	102,131
Bridgewater Bancshares Inc.(a)	8,208	132,477
Capitol Federal Financial Inc.	39,520	362,794
Columbia Financial Inc.(a)	8,649	188,635
Enact Holdings Inc.	4,374	93,954
Essent Group Ltd.	29,397	1,143,543
Federal Agricultural Mortgage Corp., Class C, NVS	2,536	247,640
Flagstar Bancorp. Inc.	14,392	510,196

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Hingham Institution For Savings (The)	470	$133,372
Home Bancorp. Inc.	2,913	99,421
Kearny Financial Corp./MD	15,733	174,794
Merchants Bancorp./IN	5,227	118,496
MGIC Investment Corp.	89,393	1,126,352
Mr Cooper Group Inc.(a)	18,861	692,953
New York Community Bancorp. Inc.	115,511	1,054,615
NMI Holdings Inc., Class A(a)	22,271	370,812
Northfield Bancorp.Inc.	13,544	176,478
PennyMac Financial Services Inc.	6,793	296,922
Provident Financial Services Inc.	21,816	485,624
Radian Group Inc.	44,930	882,875
Rocket Companies Inc., Class A(b)	31,175	229,448
Southern Missouri Bancorp. Inc.	2,571	116,363
TFS Financial Corp.	15,276	209,740
TrustCo Bank Corp. NY	5,288	163,082
UWM Holdings Corp.(b)	13,993	49,535
Walker & Dunlop Inc.	7,907	761,760
Waterstone Financial Inc.	8,315	141,771
WSFS Financial Corp.	16,822	674,394
		11,287,857
Tobacco — 0.6%
22nd Century Group Inc.(a)(b)	41,600	88,608
Altria Group Inc.	478,180	19,973,579
Philip Morris International Inc.	408,988	40,383,475
Turning Point Brands Inc.	3,891	105,563
Universal Corp./VA	6,685	404,442
Vector Group Ltd.	41,392	434,616
		61,390,283
Trading Companies & Distributors — 0.3%
Air Lease Corp.	28,512	953,156
Alta Equipment Group Inc.(a)	8,992	80,658
Applied Industrial Technologies Inc.	9,919	953,910
Beacon Roofing Supply Inc.(a)	14,346	736,811
BlueLinx Holdings Inc.(a)	2,298	153,529
Boise Cascade Co.	9,682	575,982
Core & Main Inc., Class A(a)(b)	14,897	332,203
Custom Truck One Source Inc.(a)(b)	13,987	78,327
Distribution Solutions Group Inc.(a)	1,919	98,617
DXP Enterprises Inc./TX(a)	5,442	166,688
Fastenal Co.	151,108	7,543,311
GATX Corp.	9,073	854,314
Global Industrial Co.	3,373	113,906
GMS Inc.(a)	11,219	499,246
H&E Equipment Services Inc.	8,183	237,062
Herc Holdings Inc.	6,349	572,362
Hudson Technologies Inc.(a)	10,907	81,912
McGrath RentCorp.	6,182	469,832
MRC Global Inc.(a)	23,456	233,622
MSC Industrial Direct Co. Inc., Class A	12,410	932,115
NOW Inc.(a)	27,807	271,953
Rush Enterprises Inc., Class A	10,368	499,738
Rush Enterprises Inc., Class B	2,078	103,090
SiteOne Landscape Supply Inc.(a)	11,556	1,373,662
Textainer Group Holdings Ltd.	11,950	327,550
Titan Machinery Inc.(a)	5,747	128,790
Transcat Inc.(a)	1,411	80,159
Triton International Ltd.	16,934	891,575
United Rentals Inc.(a)	19,092	4,637,638
Univar Solutions Inc.(a)	46,245	1,150,113
Security	Shares	Value

Trading Companies & Distributors (continued)
Veritiv Corp.(a)	3,537	$383,941
Watsco Inc.	8,566	2,045,732
WESCO International Inc.(a)	11,704	1,253,498
WW Grainger Inc.	12,109	5,502,693
		34,317,695
Water Utilities — 0.1%
American States Water Co.	10,252	835,640
American Water Works Co. Inc.	47,888	7,124,298
Artesian Resources Corp., Class A, NVS	2,910	143,085
California Water Service Group	13,378	743,148
Essential Utilities Inc.	61,112	2,801,985
Middlesex Water Co.	5,085	445,853
Pure Cycle Corp.(a)	8,648	91,150
SJW Group	7,710	481,181
York Water Co. (The)	3,315	134,025
		12,800,365
Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)(b)	13,713	222,013
Shenandoah Telecommunications Co.	13,378	296,992
T-Mobile U.S. Inc.(a)	157,194	21,148,881
Telephone and Data Systems Inc.	27,723	437,746
United States Cellular Corp.(a)(b)	3,545	102,663
		22,208,295
Total Common Stocks — 99.8%
(Cost: $8,047,514,279)		9,926,737,714

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp., (Expires 09/01/24)(a)	409	5,481
Whiting Petroleum Corp., (Expires 09/01/25)(a)	204	2,142
		7,623
Total Warrants — 0.0%
(Cost: $68,578)		7,623
Total Long-Term Investments — 99.8%
(Cost: $8,047,582,857)		9,926,745,337

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	255,343,218	255,317,684
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	12,080,000	12,080,000

Total Short-Term Securities — 2.7%
(Cost: $267,329,585)		267,397,684

Total Investments in Securities — 102.5%
(Cost: $8,314,912,442)		10,194,143,021

Liabilities in Excess of Other Assets — (2.5)%		(247,491,241)

Net Assets — 100.0%		$9,946,651,780

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$231,125,019	$24,168,131	(a)	$—		$(9,107)	$33,641	$255,317,684	255,343,218	$379,074	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,635,000	—		(7,555,000	)(a)	—	—	12,080,000	12,080,000	29,077		—
BlackRock Inc.	29,068,263	2,005,468		(1,084,340)		474,931	(6,393,843)	24,070,479	39,522	185,430		—
						$465,824	$(6,360,202)	$291,468,163		$593,581		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	31	09/16/22	$2,648	$(79,083)
S&P 500 E-Mini Index	95	09/16/22	18,000	(394,437)
				$(473,520)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,926,658,824	$67,934	$10,956	$9,926,737,714
Warrants	7,623	—	—	7,623
Money Market Funds	267,397,684	—	—	267,397,684
	$10,194,064,131	$67,934	$10,956	$10,194,143,021
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(473,520)	$—	$—	$(473,520)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust